Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	cnit
Entity Registrant Name	China Information Technology, Inc.
Entity Central Index Key	0001552670
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	27,007,608
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 10,747,998	$ 14,019,634
Restricted cash	10,347,015	12,538,049
Accounts receivable, billed and unbilled, net of allowance for doubtful accounts of $29,518,000 and $9,373,000, respectively	85,958,886	103,342,459
Bills receivable	1,531,772	247,338
Advances to suppliers	6,089,210	5,020,747
Amounts due from related parties	1,212,226	22,823
Inventories, net of provision of $5,976,000 and $5,224,000, respectively	16,797,673	22,317,260
Other receivables and prepaid expenses	8,801,985	9,603,954
Deferred tax assets	2,297,617	2,548,834
TOTAL CURRENT ASSETS	143,784,382	169,661,098
Deposit for purchase of land use rights	19,085,878	27,564,586
Long-term investments	2,580,096	2,401,561
Property, plant and equipment, net	66,269,320	91,161,093
Land use rights, net	13,122,363	1,956,616
Intangible assets, net	14,416,976	14,380,459
Goodwill	27,622,490	53,983,687
Deferred tax assets	540,384	683,042
TOTAL ASSETS	287,421,889	361,792,142
CURRENT LIABILITIES
Short-term bank loans	50,813,046	40,983,457
Accounts payable	20,289,783	19,013,509
Bills payable	33,686,488	27,399,393
Advances from customers	3,754,442	6,403,966
Amounts due to related parties	0	593,617
Accrued payroll and benefits	2,945,323	3,060,384
Other payables and accrued expenses	6,907,622	6,784,353
Income tax payable	3,660,926	3,525,949
TOTAL CURRENT LIABILITIES	122,057,630	107,764,628
Long-term bank loans	74,175	109,524
Amounts due to related parties, long-term portion	12,728	12,624
Deferred tax liabilities	1,263,423	1,365,680
TOTAL LIABILITIES	123,407,956	109,252,456
COMMITMENTS AND CONTINGENCIES	0	0
EQUITY
Common stock, par $0.01; authorized capital 100,000,000 shares; shares issued and outstanding 2012: 27,007,608 shares, 2011: 27,230,835 shares	286,326	286,326
Treasury stock, 2012: 584,231 shares, 2011: 360,627 at cost	(1,011,091)	(695,514)
Additional paid-in capital	101,261,307	101,261,307
Reserve	14,532,587	14,488,533
Retained earnings	5,804,023	95,600,619
Accumulated other comprehensive income	21,811,064	19,925,259
Total equity of the Company	142,684,216	230,866,530
Non-controlling interest	21,329,717	21,673,156
Total equity	164,013,933	252,539,686
TOTAL LIABILITIES AND EQUITY	$ 287,421,889	$ 361,792,142

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable, Current	$ 29,518,000	$ 9,373,000
Provision Of Inventories	$ 5,976,000	$ 5,224,000
Common Stock, Par Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	27,007,608	27,230,835
Common Stock, Shares, Outstanding	27,007,608	27,230,835
Treasury Stock, Shares	584,231	360,627

CONSOLIDATED STATEMENTS OF (LOSS) INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue - Products	$ 45,690,706	$ 46,435,133	$ 53,328,214
Revenue - Software	18,597,383	39,301,812	90,419,181
Revenue - System integration	20,905,251	27,678,685	16,278,860
Revenue - Others	1,184,115	1,119,923	3,819,342
TOTAL REVENUE	86,377,455	114,535,553	163,845,597
Cost - Products sold	40,119,790	36,815,966	46,052,309
Cost - Software sold	8,904,134	13,302,464	38,574,738
Cost - System integration	15,964,817	19,625,349	8,259,899
Cost - Others	889,234	472,270	395,496
TOTAL COST	65,877,975	70,216,049	93,282,442
GROSS PROFIT	20,499,480	44,319,504	70,563,155
Administrative expenses	64,609,752	22,785,631	18,623,523
Research and development expenses	4,951,166	4,483,754	3,016,693
Selling expenses	9,786,220	7,522,986	6,359,487
Impairment loss on goodwill	26,832,255	0	0
(LOSS) INCOME FROM OPERATIONS	(85,679,913)	9,527,133	42,563,452
Subsidy income	1,709,246	1,939,787	948,630
Other (loss)income, net	(1,536,108)	538,624	1,237,933
Interest income	343,289	317,190	126,459
Interest expense	(4,646,818)	(2,948,406)	(1,539,407)
(LOSS)INCOME BEFORE INCOME TAXES	(89,810,304)	9,374,328	43,337,067
Income tax expense	(812,254)	(804,149)	(7,863,437)
NET (LOSS)INCOME	(90,622,558)	8,570,179	35,473,630
Less: Net loss (income) attributable to the non-controlling interest	992,050	(660,781)	(1,071,626)
NET (LOSS)INCOME ATTRIBUTABLE TO THE COMPANY	$ (89,630,508)	$ 7,909,398	$ 34,402,004
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	27,017,780	26,737,638	25,907,217
Diluted	27,017,780	26,965,006	26,072,506
(LOSS)EARNINGS PER SHARE
Basic	$ (3.32)	$ 0.3	$ 1.33
Diluted	$ (3.32)	$ 0.29	$ 1.32

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (90,622,558)	$ 8,570,179	$ 35,473,630
Other comprehensive (loss) income:
Foreign currency translation gain	2,128,770	8,903,913	6,668,353
Comprehensive (loss) income	(88,493,788)	17,474,092	42,141,983
Comprehensive loss (income) attributable to the non-controlling interest	749,085	(964,475)	(1,431,514)
Comprehensive (loss) income attributable to the Company	$ (87,744,703)	$ 16,509,617	$ 40,710,469

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net (loss) income	$ (90,622,558)	$ 8,570,179	$ 35,473,630
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Provision for losses on accounts receivable and other current assets	27,882,120	4,072,406	3,652,136
Depreciation	11,532,635	10,853,984	7,715,013
Impairment of goodwill	26,832,255	0	0
Impairment of property and equipment	11,809,432	0	0
Loss on disposal of intangible assets, net	69,319	0	0
Provision for obsolete inventories	2,235,574	4,627,598	378,619
Amortization of intangible assets and land use rights	2,292,518	1,757,655	1,794,555
Loss on disposal of property and equipment, net	2,915,708	578,265	339,601
Change in deferred income tax	306,838	(1,694,374)	110,200
Stock-based compensation	0	0	3,130,000
Loss on write-off of land use rights	0	0	232,938
Change in fair value of contingent consideration	0	(1,481,756)	(325,132)
Impairment of long-term investment	0	1,002,755	855,176
Imputed interest on shareholder's loan	0	166,667	187,500
Changes in operating assets and liabilities, net of effects of business acquisitions
Increase in accounts payable and bills payable	7,175,522	7,101,150	3,761,608
Decrease (increase) in inventories	3,579,538	(6,171,310)	(8,943,882)
Decrease (increase) in restricted cash	250,306	(2,772,004)	(743,913)
Increase (decrease) in income tax payable	106,370	(275,586)	398,667
Increase (decrease) in other payables and accrued expenses and other liabilities	(64,095)	1,245,553	(6,673,381)
Increase in accounts receivable	(7,460,031)	(4,538,402)	(27,889,936)
(Decrease) increase in advances from customers	(2,700,713)	(1,329,076)	3,324,359
(Increase) decrease in advances to suppliers	(1,551,504)	3,973,915	(2,044,930)
(Increase) decrease in other receivables and prepaid expenses	(2,031,433)	(8,944,900)	11,758,974
(Decrease) increase in amounts due to/from related parties	(1,825,311)	(401,392)	457,735
Net cash (used in) provided by operating activities	(9,267,510)	16,341,327	26,949,537
INVESTING ACTIVITIES
Dividends received from Xiamen Yili Geo Information Technology Co., Ltd.	79,268	0	0
Proceeds from sale of property and equipment	18,549	0	142,049
Purchase of land use rights	(2,513,648)	0	(232,938)
Capitalized and purchased software development costs	(2,159,866)	(1,850,595)	(1,466,554)
Purchases of property and equipment	(778,691)	(16,776,095)	(29,860,881)
Investment in Hubei Information Science and Technology	(158,600)	0	0
Deposit for purchase of land use rights	(47,561)	0	(25,310,974)
Investment in Tianditu	0	0	(1,183,520)
Deposit for software purchase	0	0	(2,958,800)
Net cash used in investing activities	(5,560,549)	(18,626,690)	(60,871,618)
FINANCING ACTIVITIES
Borrowings under short-term loans	99,000,812	87,474,985	52,361,076
Decrease (increase) in restricted cash in relation to bank borrowings	2,042,836	(1,048,220)	(1,483,976)
Capital injection to Zhongtian by minority shareholders	283,612	1,157,551	0
Repayment of short-term loans	(89,499,942)	(87,299,684)	(35,938,146)
Repurchase of common stock	(315,577)	(684,046)	0
Repayment of long-term loans	(35,576)	(1,769,920)	(2,477,995)
Repayment of shareholder's loan	0	0	(1,035,580)
Capital injection to Geo by minority shareholders	0	0	1,744,213
Borrowings from shareholder's loan	0	0	6,035,580
Borrowings under long-term loans	0	0	8,491,756
Issued common stock	0	0	9,383,440
Net cash (used in) provided by financing activities	11,476,165	(2,169,334)	37,080,368
Effect of exchange rate changes on cash and cash equivalents	80,258	307,474	1,529,937
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(3,271,636)	(4,147,223)	4,688,224
CASH AND CASH EQUIVALENTS, BEGINNING	14,019,634	18,166,857	13,478,633
CASH AND CASH EQUIVALENTS, ENDING	10,747,998	14,019,634	18,166,857
Cash paid during the year
Income taxes	493,378	2,708,313	7,360,151
Interest	$ 4,537,517	$ 2,725,058	$ 1,331,258

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $)	Common stock [Member]	Treasury stock [Member]	Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	Accumulated other comprehensive income [Member]	Non controlling interest [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 233,548	$ (11,468)	$ 78,495,062	$ 8,345,371	$ 60,462,275	$ 5,016,575	$ 15,357,471	$ 167,898,834
Beginning Balance (Shares) at Dec. 31, 2009	24,952,571	(3,000)
Issuance of common stock in private placements	16,520		9,113,232					9,129,752
Issuance of common stock in private placements (Shares)	826,017
Common stock issued upon the exercise of warrants	413		253,275					253,688
Common stock issued upon the exercise of warrants (Shares)	20,625
Stock-based compensation	4,634		2,394,876					2,399,510
Stock-based compensation (Shares)	231,681
Common stock released upon achieving earn-out target			1,850,405					1,850,405
Net income for the year					34,402,004		1,071,626	35,473,630
Foreign currency translation gain						6,308,465	359,888	6,668,353
Capital injection to Geo							1,714,022	1,714,022
Imputed interests in relation to shareholders loan			187,500					187,500
Transfer to reserve				4,623,614	(4,623,614)
Ending Balance at Dec. 31, 2010	255,115	(11,468)	92,294,350	12,968,985	90,240,665	11,325,040	18,503,007	225,575,694
Ending Balance (Shares) at Dec. 31, 2010	26,030,894	(3,000)
Purchase of treasury stock		(684,046)						(684,046)
Purchase of treasury stock (Shares)		(357,627)
Common stock issued upon the settlement of earn-out target	6,887		957,303					964,190
Common stock issued upon the settlement of earn-out target (Shares)	344,353
Stock-based compensation	2,500		1,142,499					1,144,999
Stock-based compensation (Shares)	125,000
Common stock released upon achieving earn-out target	3,306		1,719,006					1,722,312
Common stock released upon achieving earn-out target (Shares)	165,289
Common stock issued on conversion of shareholders loan	18,518		4,981,482					5,000,000
Common stock issued on conversion of shareholders loan (Shares)	925,926
Net income for the year					7,909,398		660,781	8,570,179
Foreign currency translation gain						8,600,219	303,694	8,903,913
Imputed interests in relation to shareholders loan			166,667					166,667
Changes in an ownership interest in Zhongtian					(1,029,896)		1,029,896
Transfer to reserve				1,519,548	(1,519,548)
Capital injection to Zhongtian							1,175,778	1,175,778
Ending Balance at Dec. 31, 2011	286,326	(695,514)	101,261,307	14,488,533	95,600,619	19,925,259	21,673,156	252,539,686
Ending Balance (Shares) at Dec. 31, 2011	27,591,462	(360,627)
Purchase of treasury stock		(315,577)						(315,577)
Purchase of treasury stock (Shares)		(223,604)
Rounding impact of Share changes due to one for two reverse stock split of common stock (Shares)	377
Net income for the year					(89,630,508)		(992,050)	(90,622,558)
Foreign currency translation gain						1,885,805	242,965	2,128,770
Imputed interests in relation to shareholders loan								0
Transfer to reserve				44,054	(44,054)
Capital injection to Zhongtian							283,612	283,612
Changes in a Parents Ownership Interest in Zhongtian					(122,034)		122,034
Ending Balance at Dec. 31, 2012	$ 286,326	$ (1,011,091)	$ 101,261,307	$ 14,532,587	$ 5,804,023	$ 21,811,064	$ 21,329,717	$ 164,013,933
Ending Balance (Shares) at Dec. 31, 2012	27,591,839	(584,231)

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Text Block]
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Information Technology Inc (the "Company" or "CNIT"), together with its subsidiaries, is a total solutions provider of information and display technology products and services in the People’s Republic of China ("PRC"). The Company’s total solutions include specialized software, hardware, systems integration, and related services. These services are provided through the Company’s wholly-owned PRC subsidiaries, Information Security Technology (PRC) Co., Ltd ("IST"), and its subsidiary, Dongguan Information Security Technology (China) Co., Ltd ("IST DG"), Shenzhen Bocom Multimedia Display Technology Co., Ltd ("Bocom"), and Huipu Electronics (Shenzhen) Co., Ltd ("Huipu"), and through the Company’s variable interest entity ("VIE"), iASPEC Software Company Limited ("iASPEC"), and its subsidiaries, Wuda Geoinformatics Co., Ltd ("Geo"), Shenzhen iASPEC Zhongtian Software Company Ltd ("Zhongtian") and. Information Security Software (China) Co., Ltd (formerly, Information Security Development Technology Co., Ltd) ("ISS").

On October 31, 2012, the Company completed a reorganization of the Company as a British Virgin Islands (“BVI”) company. Each outstanding share of the common stock of the Company was converted into the right to receive on ordinary share of China Information Technology Inc., a BVI company (“CNIT BVI”). The shares of CNIT BVI are listed on the NASDAQ Global Select Market under the trading symbol “CNIT,” the same symbol under which the shares of common stock of the Company were listed.

Management Service Agreement

iASPEC is a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company operates the restricted aspect of its business through iASPEC.

Pursuant to the terms of a July 2007 management service agreement ("MSA"), as amended, iASPEC granted IST a ten-year, exclusive, royalty-free, transferable worldwide license to use and install certain iASPEC software, along with copies of source and object codes relating to such software. In addition, IST licensed back to iASPEC a royalty-free, limited, non-exclusive license to the software, without right of sub-license, for the sole purpose of permitting iASPEC to carry out its business as presently conducted. IST has the right to designate two Chinese citizens to serve as senior managers of iASPEC, to serve as a majority on iASPEC’s Board of Directors, and to assist in managing the business and operations of iASPEC. In addition, both iASPEC and IST will require the affirmative vote of a majority of the Company’s Board of Directors, including at least one non-insider director, for certain material actions, as defined, with respect to iASPEC.

In connection with the MSA, IST also entered into an immediately exercisable purchase option agreement ("Option Agreement") with iASPEC and its shareholders, pursuant to which the iASPEC shareholder granted the Company or its designee(s) an exclusive, irrevocable option to purchase, from time to time, all or a part of iASPEC’s shares or iASPEC’s assets from the iASPEC shareholder for $1,800,000 in the aggregate. The option may not be exercised if the exercise would violate any applicable laws and regulations in the PRC or cause any license or permit held by, and necessary for the operation of iASPEC, to be cancelled or invalidated.

Amended and Restated MSA

Pursuant to the MSA, IST will provide management and consulting services to iASPEC, under the following terms:

  iASPEC agreed that IST will be entitled to receive ninety five percent ( 95%) of the Net Received Profit, as defined, of iASPEC during the term of the Agreement. iASPEC is obligated to calculate and pay the Net Received Profit due to IST no later than the last day of the first month following the end of each fiscal quarter;

  Mr. Jianghuai Lin (“Mr. Lin”), CEO of the Company, agreed to enter into a pledge agreement with IST to pledge all of his equity interests in iASPEC as security for his and iASPEC’s fulfillment of their respective obligations under the MSA, and to register the pledge agreement with the local AIC (Administration for Industry and Commerce);

  Mr. Lin confirmed his status as the sole iASPEC shareholder and his assumption of all of the obligations of the iASPEC shareholder under the agreement, including a confirmation of his continuing obligation under a written guaranty, executed by the then iASPEC shareholders;

  Based on iASPEC’s needs for its development and operation, IST has the right, from time to time, at its sole discretion, to provide iASPEC with capital support

IST agreed that it will not interfere in any business of iASPEC covered by iASPEC’s PRC State Secret related Computer Information System Integration Certificate, including but not limited to, seeking access to relevant documents regarding such business; provided, however, that iASPEC agreed that it will cooperate with the requests of the Company as necessary to comply with the Company’s reporting obligations to the Securities and Exchange Commission.

The substance of the MSA and the Option Agreement is to:

  Allow the Company to utilize the business licenses, contacts, permits and other resources of iASPEC in order for the Company to be able to expand its operations and business model;

  Provide the Company with effective control over all of iASPEC’s operations;

  Allow the shareholders of iASPEC an opportunity to monetize a portion of their investment through the $1.8 million purchase option.

On August 2010, the Boards of Directors of iASPEC and the Company approved iASPEC’s less than pro rata contribution of RMB7.4 million (approximately $1.1 million), and approved the participation of the management teams of Geo, a majority-owned subsidiary of iASPEC, and iASPEC in the capital increase as an incentive and to align their interests with the interests of Geo and iASPEC. As a result of the capital increase, the equity interest owned by iASPEC in Geo was reduced from 57% to 52.54%, and the management teams of Geo and iASPEC now hold 11.02% of the equity interests in Geo.

On September 3, 2010, Geo, increased its registered capital from RMB60 million (approximately $8.8 million) to RMB79 million (approximately $11.7 million). The RMB19.2 million (approximately $2.8 million) increase was contributed on a pro data basis by iASPEC, the minority shareholders of Geo and new shareholders, comprising of the management teams of both Geo and iASPEC, including Mr. Lin, the Company’s chief executive officer and the sole shareholder of iASPEC.

On May 5, 2011, Kwong Tai International Technology Ltd. (“Kwong Tai”), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which Kwong Tai agreed to transfer 100% of equity interests in Zhongtian, also our wholly-owned PRC subsidiary, to iASPEC, for a purchase price of RMB20.2 million (approximately $3.1 million). The purchase price is equal to the PRC registered capital of Zhongtian.

On December 29, 2011, Zhongtian, increased its registered capital from RMB33.2 million (approximately $5.2 million) to RMB40.7 million (approximately $6.4 million). The RMB7.5 million (approximately $1.2 million) was contributed by new shareholders, comprising the management teams of Zhongtian, including Mr. Lin, the Company’s chief executive officer. As a result of the capital increase, the equity interest owned by iASPEC in Zhongtian was reduced from 100% to 81.65%, and resulted in approximately $1 million of Zhongtian's equity being reclassified to non-controlling interest. On February 20, 2012, Zhongtian, increased its registered capital from RMB40.7 million (approximately $6.2 million) to RMB42.5 million (approximately $6.5 million). The RMB1.79 million (approximately $0.28 million) was contributed by new shareholders, comprising the management teams of Zhongtian, including Mr. Lin, the Company’s chief executive officer. As a result of the capital increase, the equity interest owned by iASPEC in Zhongtian was reduced from 81.65% to 78.21% and resulted in approximately $0.12 million of Zhongtian’s equity being reclassified to non-controlling interest.

On July 16, 2012, Information Security Software Investment Limited (“ISSI”), our wholly-owned subsidiary, and iASPEC entered into an equity transfer agreement, pursuant to which ISSI agreed to transfer 100% of equity interests in ISS, also our wholly-owned PRC subsidiary, to iASPEC, for a purchase price of RMB53.98 million (approximately $8.57 million).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles. The consolidated financial statements include the accounts of the Company, its subsidiaries and its VIE for which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

(c) Economic and Political Risks

The majority of the Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents (Level 1).

The Company maintains its cash accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. At December 31, 2012 and 2011, approximately $10.75 million and $14.02 million, respectively was held in bank accounts in the PRC.

(e) Restricted Cash

Restricted cash as of December 31, 2012 and 2011 consists of security deposits in bank accounts in the PRC that serve as collateral for the Company’s revolving working capital facility, which are included in short-term loans, bills payable, as well as letter of credit facilities.

(f) Accounts Receivable, Bills Receivable and Concentration of Risk

The Company evaluates the creditworthiness of each customer before accepting them and continuously monitors their recoverability. If there are any indicators that the customer may not make payment, then we may consider making provision for non-collectability for that particular customer. At the same time, we may cease further sales or services to such customer. The following are some of the factors that we consider in determining whether to discontinue sales or record an allowance:

  the customer fails to comply with its payment schedule;

  the customer is in serious financial difficulty;

  a significant dispute with the customer has occurred regarding job progress or other matters;

  the customer breaches any of the contractual obligations;

  the customer appears to be financially distressed due to economic or legal factors;

  the business between the customer and the Company is not active; and

  other objective evidence which indicates non-collectability of the accounts receivable.

We consider the following factors when determining whether to permit a longer payment period or provide other concessions to customers:

  the customer’s past payment history;

  the customer’s general risk profile, including factors such as the customer’s size, age, and public or private status;

  macroeconomic conditions that may affect a customer’s ability to pay; and

  the relative importance of the customer relationship to our business.

Bills receivable represent bank undertakings that essentially guarantee payment of amounts thereunder. The undertakings are provided by banks upon receipt of collateral deposits from the Company’s customers or debtors. Bills receivable can be sold at a discount before maturity, which is typically within three months.

Accounts receivable include $73.36 million and $72.23 million of unbilled accounts receivable at December 31, 2012 and 2011, respectively. Unbilled accounts receivable consist of estimated future billings for work performed but not yet invoiced to the customer. Unbilled accounts receivable are generally invoiced upon the completion of work orders, which is estimated to be within one year.

The Company’s top five customers accounted for 22% of accounts receivable as of December 31, 2012, of which no single customer accounted for greater than 10% or more of accounts receivable. The Company’s top five customers accounted for 19% of accounts receivable as of December 31, 2011, of which no single customer accounted for greater than 10% or more of accounts receivable.

For the years ended December 31, 2012, 2011 and 2010, no single customer accounted for 10% or more of total revenue. The allowance for doubtful accounts at December 31, 2012 and 2011, totaled $29.52 million and $9.37 million respectively, representing management’s best estimate.

Accounts receivable as at December 31, 2012 and 2011 are as follows:

	December 31,	December 31,
	2012	2011
Accounts receivable - Billed	$42,154,611	$40,490,742
Accounts receivable - Unbilled	73,321,889	72,225,044
Total Accounts Receivable	115,476,500	112,715,786
Bad Debt Provision	(29,517,614)	(9,373,327)
Accounts Receivable - Net	$85,958,886	$103,342,459

The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2012 and 2011:

Balance at January 1, 2011	$6,072,644
Increase in allowance for doubtful accounts	6,169,941
Amounts recovered during current period	(3,145,062)
Foreign exchange difference	275,804
Balance at December 31, 2011	$9,373,327
Increase in allowance for doubtful accounts	24,708,326
Amounts written off as uncollectible	(4,598,552)
Amounts recovered during the year	(55,548)
Foreign exchange difference	90,061
Balance at December 31, 2012	$29,517,614

(g) Advances to Suppliers

Advances to suppliers represent cash deposits for the purchase of inventory items from suppliers.

(h) Advances from Customers

Advances from customers represent cash received from customers as advance payments for the purchase of the Company’s products.

(i) Fair Value of Financial Instruments and Fair Value Measurement

 Fair Value of Financial Instruments

Management has estimated that the carrying amounts of non-related party financial instruments approximate fair values for all periods presented due to their short-term maturities. The carrying amount of long-term debt approximates fair value because of its variable interest rate. The fair value of the amounts due from (to) related parties is not practicable to estimate due to the related party nature of the underlying transactions.

Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of December 31, 2012, goodwill, property, plant and equipment, and purchased software were measured at fair value on a non-recurring basis using level 3 inputs, which resulted in impairment on certain assets. Refer to Note 5 and Note 9 for impairment detail.

(j) Inventories

Inventories are valued at the lower of cost or market. Market is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs necessary to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. As of December 31, 2012 and 2011, the inventory impairment was mainly from raw materials, and results in a new cost basis for accounting purposes.

For the years ended December 31, 2012 and 2011, approximately 36% and 43%, respectively of total inventory purchases were from five unrelated suppliers. Two suppliers accounted for 22.8% of total inventory purchases in 2012 and no other suppliers accounted for greater than 10% of total inventory purchases. Two suppliers accounted for 25% of total inventory purchases in 2011 and no other suppliers accounted for greater than 10% of total inventory purchases. One supplier accounted for 10.6% of total inventory purchases in 2010 and no other suppliers accounted for greater than 10% of total purchases.

(k) Long-term Investments

Long-term investments (level 3) are carried at cost. If a decline in the fair value of a cost method investment is determined to be other than temporary, an impairment charge is recorded and the fair value becomes the new cost basis of the investment. Management evaluates all cost method investments for impairment; however, the fair value of the cost method investments is not required to be determined unless impairment indicators are present. When impairment indicators exist, discounted cash flow analyses are generally used to estimate the fair value.

(l) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated amortization and depreciation. Amortization and depreciation is provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Maintenance and repairs costs are expensed as incurred, whereas significant renewals and betterments are capitalized.

(m) Land use rights

All land in the PRC is owned by the PRC government. The government in the PRC, according to the PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land under operating lease arrangements and are stated at cost less accumulated amortization and any recognized impairment loss. The cost of the land use right is amortized on a straight-line basis over the beneficial period of 46 years.

(n) Intangible assets

Intangible assets represent technology and customer base intangible assets acquired in connection with business acquisitions, and software development costs capitalized by the Company’s subsidiaries.

Intangible assets are amortized using the straight-line method over the following estimated useful lives:

Software development costs	2 - 5 years
Technology	10 - 20 years
Trademarks	20 years
Customer base	2 years

(o) Goodwill

ASC 350-30-50, “Goodwill and Other Intangible Assets”, requires the testing of goodwill and indefinite-lived intangible assets for impairment at least annually. The Company tests goodwill for impairment in the fourth quarter each year or earlier if an indicator of impairment exists.

Under applicable accounting guidance, the goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying amount including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess.

(p) Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Determination of recoverability of assets to be held and used is determined by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

(q) Revenue Recognition

The Company generates its revenues primarily from three sources, (1) hardware sales, (2) software sales, and (3) system integration services. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, "Revenue Recognition", FASB ASC No. 605-35 "Construction-Type and Production-Type Contracts" ("FASB ASC 605-35"), and FASB ASC No. 605-25 “Multiple-Element Arrangements” (“FASB ASC 605-25”).

Hardware revenues are generated primarily from the sale of display technology products and are recognized only when persuasive evidence of an arrangement exists, delivery has occurred and upon receipt of customers’ acceptance, the price to the customer is fixed or determinable in accordance with the contract, and collectability is reasonably assured. Hardware sales do not include software or system integration, and are classified on the “Revenue-Products” line on the Company’s consolidated statement of (loss) income.

Software revenues are generated from fixed-price contracts which include the designing, building and development of software products, and services to customize such software to meet customers’ needs. Software development projects usually include developing software, integrating various isolated software systems into one, and testing the system. The design and build services, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software, and accordingly revenue is recognized using the percentage of completion method of accounting in accordance with FASB ASC 605-35. The percentage of completion for each contract is estimated based on the ratio of direct labor hours incurred to total estimated direct labor hours. Software sales do not include either hardware or system integration, and are classified on the “Revenue-Software” line on the Company’s consolidated statement of (loss) income.

System integration revenues are generated from fixed-price contracts which combines both of the foregoing elements (customized software development and integration, and non-customized hardware). System integration projects usually include the purchase of hardware, developing software, and integrating various systems into one, and testing the system. Accordingly, system integration revenues contain multiple deliverables consisting of two separate units of account (1) software development and integration, and (2) hardware, both of which are clearly outlined in contracts executed with customers. Revenue from the software element is recognized using the percentage of completion method of accounting outlined above under software revenues. Revenue from the hardware element is recognized when all four revenue recognition criteria are met, as outlined above under hardware revenues, which generally occurs upon customer acceptance. The hardware component of system integration projects consists of standard products and requires only minor modification and an insignificant amount of labor to meet customers’ needs. Collectively, revenues from system integration projects are recognized using percentage of completion based on the ratio of costs incurred to total estimated costs, and are classified on the “Revenue-System integration” line on the Company’s consolidated statement of (loss) income.

The Company accounts for system integration projects in accordance with FASB ASC 605-25. To determine the selling price of each unit of account included within the system integration contracts, the Company uses vendor-specific objective evidence (VSOE) for the software component, and third-party evidence for the hardware component.

In addition, the Company provides post contract support (PCS), which includes telephone technical support that is not essential to the functionality of the software or hardware elements. Although VSOE does not exist for PCS, because (1) the PCS fees are included in the total contract amount, (2) the PCS service period is for less than one year, (3) the estimated cost of providing PCS is not significant, and (4) unspecified upgrades enhancements offered are minimal and infrequent; the Company recognizes PCS revenue after delivery and customer acceptance.

Contract periods are usually less than six months, and typical contract periods for PCS are 12 months.

Customers are billed in accordance with contract terms, which typically require partial payment at the signing of the contract, partial payment at delivery and customer acceptance dates, with the remainder due within a stated period of time not exceeding 12 months. Occasionally, the Company enters into contracts which allow a percentage of the total contract price to be paid one to three years after completion of a system integration project. Revenues on these extended payments are recognized upon completion of the terms specified in the contract and when collectability is reasonably assured.

No rights of return are allowed except for non-conforming products, which have been insignificant based on historical experiences. If nonconforming products are returned due to software issues, the Company will provide upgrades or additional customization to suit customers’ needs. In cases where non-conformity is a result of integrated hardware, the Company returns the hardware to the original vendor for replacement.

Unbilled accounts receivable consist of estimated future billings for work performed but not yet invoiced to the customer. Unbilled accounts receivable are generally invoiced within one year of completion of the work performed. Changes in estimates for revenues, costs and profits are recognized in the period in which they are determinable. When the Company’s estimates indicate that the entire contract will be performed at a loss, a provision for the entire loss is recorded in the current accounting period.

(r) Treasury Stock

The Company repurchases its common stock from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in shareholders’ equity. During the year ended December 31, 2012 and 2011, the Company repurchased a net total of 223,604 and 357,627 shares of common stock, respectively. No shares were repurchased in 2010.

(s) Stock-based compensation

The Company applies ASC No. 718, “Compensation — Stock Compensation” (formerly the SFAS No. 123 (revised 2004) “Share-based Payment”), which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

During the years ended December 31, 2012, 2011 and 2010, the Company recognized $0 million, $0 million and $3.13 million, respectively of compensation expense.

(t) Foreign Currency Translation

The functional currency of the US and BVI companies is the United States dollar. The functional currency of the Company’s Hong Kong subsidiaries is the Hong Kong dollar.

The functional currency of the Company’s wholly-owned PRC subsidiaries and its VIE is the Chinese Renminbi Yuan, (“RMB”). RMB is not freely convertible into foreign currencies. The Company’s PRC subsidiaries’ and their VIE’s financial statements are maintained in the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company have been translated into United States dollars. Assets and liabilities are translated at exchange rates at the balance sheet dates, revenue and expenses are translated at average exchange rates, and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining net income but are included in other comprehensive income, a component of equity.

The exchange rates adopted are as follows:

	December 31,	December 31,
	2012	2011
Year end exchange rate	6.3012	6.3532
Average yearly exchange rate	6.3052	6.4533

The average yearly exchange rate adopted for the year ended December 31, 2010 was 6.7595.

No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at the rates used in translation.

(u) Subsidy Income

Subsidy income mainly represents income received from the local governmental agency in China for development and designated activities. We have no continuing obligation under the subsidy provision.

(v) Income Taxes

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all of, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

The Company applies the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, and disclosure.

(w) Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

In connection with the changes in the Company’s business portfolio and realignment of management, management conducted a review of its operating business segments during the first quarter of 2011. The review resulted in changing the segment reporting from four to two new segments, Information Technology (“IT”), and Display Technology (“DT”).

The Company’s new segment reporting, which has been used for all periods presented, follows the organizational structure as reflected in its internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to the business segments.

The Company reports financial and operating information in the following two segments:

(a)

IT includes revenues from products and services surrounding the Company’s variety of software core competencies currently primarily in Geographic Information Systems, Digital Public Security Technologies and Hospital Information Systems. IT segment revenues are generated from the sales of software and system integration services, as well as hardware other than display products.

(b)

DT includes revenues from products and services surrounding the Company’s display technology core competencies currently primarily in Geographic Information Systems, Digital Public Security Technologies, Education and Media Solutions and consumer products. DT segment revenues are generated from sales of hardware and total solutions of hardware integrated with proprietary software and content, as well as services.

(x) Sales, use and other value added tax

Revenue is recorded net of applicable sales, use and value added tax.

(y) Recent Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update (ASU) 2011-08 “Intangibles—Goodwill and Other” (Topic 350) – “Testing Goodwill for Impairment”. ASU 2011-08 provides an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is greater than its carrying amount, then performing the two-step impairment test is not required. ASU 2011-08 was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Refer to Note 5 regarding our goodwill impairment test.

(z) Reclassifications

Certain amounts in the 2011 consolidated financial statements have been reclassified to conform to the current year presentation.

VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2012
VARIABLE INTEREST ENTITY [Text Block]
3.	VARIABLE INTEREST ENTITY

The Company is the primary beneficiary of iASPEC, pursuant to the MSA, and iASPEC qualifies as a variable interest entity of the Company. Accordingly, the assets and liabilities and revenues and expenses of iASPEC have been included in the accompanying consolidated financial statements. In the opinion of management, (i) the ownership structure of the Company, and the VIEs are in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and its shareholder are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with VIEs is remote based on current facts and circumstances.

In order to facilitate iASPEC’s expansion and also to provide financing for iASPEC to complete the acquisition of Geo, the Company advanced RMB38 million (approximately $5.4 million) to iASPEC in two installments in 2007 and 2008, to increase iASPEC’s registered capital. In order to comply with PRC laws and regulations, the advance was made to Mr. Lin, iASPEC’s then majority shareholder, who, upon the authority and direction of the Board of Directors, forwarded the funds to iASPEC. The Company has recorded the advance of these funds as an interest-free loan to iASPEC, which was eliminated against additional capital of iASPEC in consolidation. The increase in iASPEC’s registered capital does not affect IST’s exclusive option to purchase iASPEC’s assets and shares under the MSA.

For the years ended December 31, 2012, 2011 and 2010, net loss of $992,050 (net loss of $1,038,176 from iASPEC, net income of $164,920 from Geo and net loss of $118,794 from Zhongtian), net income of $660,781 ($385,099 from iASPEC and $275,682 from Geo), and net income of $1,071,626 ($893,316 from iASPEC and $178,310 from Geo) respectively have been attributed to non-controlling interest in the consolidated statements of (loss) income of the Company.

At December 31, 2012, the consolidation of iASPEC, Geo, ISS and Zhongtian resulted in an increase in assets of approximately $97.17 million, an increase in liabilities (consisting primarily of accounts payable and short-term bank loans) of approximately $35.62 million, and an increase in non-controlling interest of approximately $21.33 million, and for the years ended December 31, 2012 and 2011 the consolidation resulted in an increase in net loss attributable to the Company of approximately $14.22 million and net income attributable to the Company $7.32 million, respectively.

EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE [Text Block]
4.	EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share are computed by dividing income available to common shareholders by the weighted-average number of common stock outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock, or resulted in the issuance of common stock that shared in the earnings of the entity. For purposes of the computation of net income per share, shares issued in connection with acquisitions that are returnable are considered contingently returnable shares under FASB ASC 260, although classified as issued and outstanding, are not included in the basic weighted average number of shares until all necessary conditions are met that no longer cause the shares to be contingently returnable. These contingently returnable shares are included in the diluted weighted average number of shares as of the beginning of the period in which the conditions were satisfied (or as of the date of the agreement, if later).

Components of basic and diluted earnings per share were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Net (loss) income attributable to the Company	$(89,630,508)	$7,909,398	$34,402,004
Weighted average outstanding shares of common stock	27,017,780	26,737,638	25,907,217
Effect of dilutive securities
Warrants	-	-	-
Contingently issuable shares	-	227,368	165,289

Earnings per share:
Basic	$(3.32)	$0.30	$1.33
Diluted	$(3.32)	$0.29	$1.32

Warrants for the purchase of 200,000 shares were not included in 2012 and 2011 as their effect would have been anti-dilutive.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Text Block]
5.	GOODWILL

Goodwill by segment as at December 31, 2012 and 2011 is as follows:

		Goodwill	Foreign
		transfer from	Exchange
	December 31,	IT to DT	rate		December 31,
	2011	segment	adjustment	Impairment	2012
IT	$26,980,194	$(2,778,979)	$258,582	$-	$24,459,797
DT	27,003,493	2,778,979	212,476	(26,832,255)	3,162,693
Total	$53,983,687	$-	$471,058	$(26,832,255)	$27,622,490

In accordance with FASB ASC Topic 350, management reviews goodwill impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. Management used the discounted cash flow method to estimate the fair value of its reporting units. During the first quarter of 2011, the Company redefined its reporting units to be the IT and DT operating segments. As the Company continues to realign its reporting units between the IT and DT segments to better implement its restructuring strategy, the reporting units' corresponding goodwill was also realigned accordingly. In the second quarter of 2012 one of the Company’s business operations, which had been serving both the IT and DT segments, is now fully dedicated to the DT segment. Consequently, $2,778,979 of its goodwill has been reassigned to the DT segment. Determining the fair value of a reporting unit involves the use of significant estimates and assumptions, such as revenue growth rate, gross profit rate, and discount rate. The average revenue increase rate used in the cash flow models during the fourth quarter of 2012 ranged from approximately 2% to 11% over the initial five-year forecast period starting in 2013. The discount rate used in the cash flow models was approximately 8.83%, which was calculated by using weighted average cost of capital.

Based on the above calculation in the cash flow models, step one of the test results indicated that the carrying amount of the DT segment exceeded its fair value. As a result of completing step two of the goodwill impairment test, the Company recognized a goodwill impairment loss of $26,832,255 during the year ended December 31, 2012. The impairment charge resulted as our estimates of future cash flows for the DT segment business has been reduced to lower than expected operating performance results.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Text Block]
6.	RELATED PARTY BALANCES AND TRANSACTIONS

(a) Related party balances

As of December 31, 2012 and 2011, amounts due from/to related parties consist of:

	December 31,	December 31,
	2012	2011

Due from related companies
- Xiamen Yili Geo Information Technology Co., Ltd.	$810,982	$22,823
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	401,244	-
	$1,212,226	$22,823
Due to related companies
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	$-	$593,617
Due to related parties, long-term portion
-Shareholder	$12,728	$12,624

Due from related companies, current portion

Approximately 8% of Xiamen Yili Geo Information Technology Co., Ltd. (“Yili”) is owned by Geo. The balance consists of accounts receivable from sales.

Approximately 9% of Wuhan Geo Navigation and Communication Technology Co., Ltd. (“Geo Navigation”) is owned by Geo. The balance due from Geo Navigation as of December 31, 2012 represents advances from Geo to Geo Navigation. These balances are non-interest bearing and due on demand.

Due to related companies

The balance due to Geo Navigation as of December 31, 2011 represents advances from Geo Navigation to Geo. These advances are non-interest bearing and due on demand.

Due to related party, long-term portion

The balance due to shareholder represents the balance of personal loans from Mr. Jianghuai Lin (“Mr. Lin”), the CEO of the Company, to the Company.

(b) Revenue - related party

Amounts recognized from Yili during the years ended December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Revenue	$860,156	$14,334	$630,975
Cost of sales	(299,295)	-	(247,892)
Gross profit	$560,861	$14,334	$383,083

(c) Rental expenses - related party

Rental expenses from renting buildings and offices from Mr. Lin charged to operations during the years ended December 31, 2012, 2011 and 2010 were approximately $250,661, $248,653 and $110,795 respectively.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Text Block]
7.	INVENTORIES

As of December 31, 2012 and 2011, inventories consist of:

	December 31,	December 31,
	2012	2011
Raw materials	$3,584,355	$5,488,149
Work in Process	240,693	4,102,102
Finished goods	4,292,975	4,327,818
Installations in process	8,679,650	8,399,191
	$16,797,673	$22,317,260

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS [Text Block]
8.	LONG-TERM INVESTMENTS

As of December 31, 2012 and 2011, long-term investments consist of:

	December 31,	December 31,
	2012	2011
Tianhe Navigation and Communication Technology Co., Ltd. (" Tianhe ")	$1,072,446	$1,063,661
Tianditu Co., Ltd.( "Tianditu")	1,269,600	1,259,200
Xiamen Yili Geo Information Technology Co., Ltd. (" Yili ")	79,350	78,700
Hubei Information Science and Technology Co., Ltd.( " HIST")	158,700	-
	$2,580,096	$2,401,561

Geo holds a 20% ownership interest in Tianhe. Although Geo owns 20% of Tianhe, Geo’s management does not have the ability to exercise significant influence over operating and financial policies of Tianhe due to the following factors:

a.	The Company and Geo do not participate in the policy making, operations, or financial processes of Tianhe;
b.	There are no intercompany transactions between the Company or Geo and Tianhe;
c.	There is no interchange of managerial personnel;
d.	The Company and Geo do not nominate or hold a board position at Tianhe; and
e.	There is no technological or financial dependence between the Company or Geo and Tianhe.

Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. As of December 31, 2012, management reassessed the possible impairment of its investment in Tianhe and determined that there was no other-than-temporary impairment in the value of its investment in Tianhe and no impairment loss for year ended December 31, 2012. Impairment loss for the years ended December 31, 2011 and 2010 was $1,003,000 and $855,000, respectively. The impairment loss is recorded in “(loss) income from operations”.

Geo holds an 8% ownership interest in Tianditu which was set up in 2010 to provide online map services.

Geo holds a 10% ownership interest in HIST which was set up in 2012 to provide geographic information data gathering and processing, and geographic information software development business.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Text Block]
9.	PROPERTY, PLANT AND EQUIPMENT

As of December 31, 2012 and 2011, property, plant and equipment consist of:

	December 31,	December 31
	2012	2011
Office buildings	$8,514,301	$7,900,978
Plant and machinery	26,149,466	29,822,707
Electronic equipment, furniture and fixtures	10,799,484	10,602,803
Motor vehicles	1,020,480	1,100,810
Purchased software	55,331,553	68,460,250
	101,815,284	117,887,548

Less: accumulated depreciation	(35,545,964)	(26,726,455)
	$66,269,320	$91,161,093

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was approximately $11.53 million, $10.85 million and $7.72 million, respectively.

Management regularly evaluates property, plant and equipment for impairment if an event occurs or circumstances change that would potentially indicate that the carrying value of the property, plant and equipment and exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the discounted cash flow method, management determined approximately $11,814,000 purchased software was impaired during the year ended December 31, 2012.

LAND USE RIGHTS AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
LAND USE RIGHTS AND INTANGIBLE ASSETS [Text Block]
10.	LAND USE RIGHTS AND INTANGIBLE ASSETS

(a) Deposits for purchase of land use rights

As of December 31, 2012, deposits for purchase of land use rights represent deposits for purchase of land use rights in Dongguan City of approximately $19.09 million (RMB120.26 million) by IST. As of December 31, 2011, deposits for the purchase of land use right also included additional land rights previous paid for an increase in plot ratios under existing land use rights in Fuyong County of Shenzhen of approximately $8.68 million (RMB55.16 million). In 2012 the certificate for the Fuyong County land use rights was obtained and the balance was transferred to land use rights.

(b) Land use rights

As of December 31, 2012 and 2011, land use rights consist of:

	December 31,	December 31
	2012	2011
Land use rights	$13,340,419	$2,054,259
Less: accumulated amortization	(218,056)	(97,643)
Land use rights, net	$13,122,363	$1,956,616

Amortization expense for the years ended December 31, 2012, 2011 and 2010 was $120,000, $44,000 and $42,000, respectively.

Estimated amortization for the next five years and thereafter is as follows:
2013	303,785
2014	303,785
2015	303,785
2016	303,785
2017	303,785
Thereafter	11,603,438
Total	$13,122,363

(c) Intangible assets

As of December 31, 2012 and 2011, intangible assets consist of:

	December 31,	December 31
	2012	2011
Software development costs	$11,611,432	$9,489,011
Technology	7,779,315	7,715,591
Trademarks	4,489,623	4,452,846
Customer base	318,988	316,374
Sub-Total	24,199,358	21,973,822
Less: accumulated amortization	(9,782,382)	(7,593,363)
Intangible assets, net	$14,416,976	$14,380,459

Amortization expense for the years ended December 31, 2012, 2011 and 2010 was approximately $2.17 million, $1.71 million and $1.75 million, respectively.

Estimated amortization for the next five years and thereafter is as follows:

2013	2,046,450
2014	2,046,450
2015	2,046,450
2016	2,046,450
2017	1,638,781
Thereafter	4,592,395
Total	$14,416,976

BANK LOANS	12 Months Ended
Dec. 31, 2012
BANK LOANS [Text Block]
11.	BANK LOANS

(a) Short-term bank loans

	December 31,	December 31,
	2012	2011
Secured short-term loans (1)	$48,714,342	$39,177,186
Unsecured short-term loans (2)	2,063,100	-
Add: amounts due within one year under long-term loan contracts	35,604	1,806,271
Total short-term bank loans	$50,813,046	$40,983,457

(1) Detailed information of secured short-term loan balances as of December 31, 2012 and 2011 were as follows:

	December 31,	December 31,
	2012	2011
Secured by IST, Zhongtian, iASPEC, Mr. Lin and guaranteed by plants	$17,456,207	$-
Guaranteed by iASPEC	6,348,000	6,390,440
Secured by iASPEC’s trade receivables	5,014,920	2,990,600
Secured by Huipu’s trade receivables and guaranteed by IST	4,730,963	4,372,404
Guaranteed by IST	4,126,200	4,092,400
Collateralized by land and office buildings	3,332,700	14,260,441
Secured by Huipu’s trade receivables and guaranteed by the Company and Huipu	2,642,114	2,623,691
Guaranteed by Huipu	2,380,500	2,361,000
Guaranteed by the Company, CITH and Bocom	942,660	1,030,028
Secured by Geo's trade receivables and bank deposits	793,500	-
Secured by Bocom’s trade receivables and guaranteed by the Company	581,568	1,056,182
Secured by Zhongtian’s trade receivables	365,010	-
Total	$48,714,342	$39,177,186

(2) Unsecured short-term loans are fiduciary bank loans, bearing interest rates from 6% to 6.9%, due within one year.

(b) Long-term bank loans

	December 31,	December 31,
	2012	2011
Secured long-term loans	$109,779	$1,915,795
Less: amounts due within one year under long-term loan contracts	(35,604)	(1,806,271)
Total long-term bank loans	$74,175	$109,524

As of December 31, 2012, the Company has borrowings from banks, expiring at various dates from January 8, 2013 to February 21, 2016, primarily used to finance working capital requirements. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by our subsidiaries. These borrowings bear interest rates ranging from 1.54% to 8.24% per annum. The weighted average interest rate on short term debt is approximately 7.01%, 7.37% and 5.41% for the years ended December 31, 2012, 2011 and 2010, respectively. As of March 31, 2013, the Company has renewed $17.62 million in short term bank loans of which $10.87 expire after January 1, 2014. In addition, as of March 31, 2013, the Company has $15.39 million of additional borrowing availability under its credit facilities.

BILLS PAYABLE	12 Months Ended
Dec. 31, 2012
BILLS PAYABLE [Text Block]
12.	BILLS PAYABLE

The Company has total available bills payable facilities of $38.61 million and $34.67 million with various banks, of which $4.91 million and $7.86 million were unutilized as of December 31, 2012 and 2011 respectively. The funds borrowed under these facilities are generally repayable within 9 months. Bills payable are non-interest bearing and generally repaid within 9 months.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Text Block]
13.	INCOME TAXES

Pre-tax (loss) income for the years ended December 31, 2012, 2011 and 2010 was taxable in the following jurisdictions:

	2012	2011	2010
PRC	$(88,771,964)	$8,250,896	$48,017,784
Others	(1,038,340)	1,123,432	(4,680,717)
Total income before income taxes	$(89,810,304)	$9,374,328	$43,337,067

United States

The Company was incorporated in Nevada and is subject to United States of America tax law. It is management’s intention to reinvest all the income attributable to the Company earned by its operations outside the United States of America (the “U.S.”). Accordingly, no U.S. corporate income taxes are provided in these consolidated financial statements.

BVI

Under the current laws of the BVI, dividends and capital gains arising from the Company’s investments in the BVI are not subject to income taxes. PRC

The income tax provision consists of the following:

	2012	2011	2010
Current taxes	$503,416	$2,498,523	$7,758,819
Deferred taxes	308,838	(1,694,374)	104,618
Provision for income taxes	$812,254	$804,149	$7,863,437

	2012	2011	2010
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(22,452,576)	$2,343,582	$10,834,267
Tax rate differential	5,224,798	(1,544,604)	(4,685,218)
Permanent differences	6,538,685	(172,271)	660,272
Increase in valuation allowance	11,271,912	197,672	-
Non-deductible tax loss	259,585	158,541	1,249,916
Other differences	(30,150)	(178,771)	(195,800)
Income tax expenses	$812,254	$804,149	$7,863,437

The significant components of deferred tax assets and deferred tax liabilities were as follows as of December 31, 2012 and December 31, 2011:

	December 31, 2012		December 31, 2011
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$6,100,285	$-	$1,706,184	$-
Loss carry-forwards	5,047,767	-	633,796	-
Inventory valuation	768,535	-	783,633	-
Long-term investments impairment	343,496	-	340,682	-
Fixed assets	3,469,686	(196,669)	250,127	(201,081)
Salary payable	11,934	-	43,102	-
Intangible assets	-	(973,509)	92,233	(1,164,599)
Subsidy income	-	(93,245)	15,915	-
Gross deferred tax assets and liabilities	$15,741,703	$(1,263,423)	$3,865,672	$(1,365,680)

Valuation allowance	(12,903,702)	-	(633,796)	-

Total deferred tax assets and liabilities	$2,838,001	$(1,263,423)	$3,231,876	$(1,365,680)

The breakdown between current and long-term deferred tax assets and liabilities was as follows as of December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Current deferred tax assets	$2,297,617	$2,548,834
Current deferred tax liabilities	-	-
Long-term deferred tax assets	540,384	683,042
Long-term deferred tax liabilities	(1,263,423)	(1,365,680)
Total net deferred tax assets	$ 1,574,578	$ 1,866,196

The China Unified Corporate Income Tax Law (the “Unified Tax Law”) was released on March 6, 2007 and on November 28, 2007, the State Council of China passed the Implementing Rules for the EIT Law ("Implementing Rules"), both of which became effective on January 1, 2008, resulting in an increase in the PRC federal statutory tax rate to 25%. The Unified Tax Law is to be phased in over five years. Companies that were subject to an income tax of 15% in 2007 will pay 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011 and 25% from 2012.

Geo, iASPEC, Zhongtian, ISS, Huipu and Bocom are all governed by the Income Tax Laws of the PRC, and are approved as high-technology enterprises subject to PRC enterprise income tax (“EIT”) at 15% in 2012.

As a wholly-owned foreign investment enterprise, IST is entitled to enjoy a two-year tax exemption, followed by a 50% exemption for three years thereafter as approved by PRC tax authorities. Under the EIT Law, companies that were previously exempt from taxes or that had concessional rates are to retain their preferences until the original expiration date. IST is subjected to PRC EIT at 12% in 2011. EIT exemptions claimed by IST may become payable if IST were to dissolve within the next 10 years. However, management believes that the PRC tax authorities will not request payment of any such amounts.IST had a 25% tax rate at 2012.

The Company recognizes that virtually all tax positions in the PRC are not free of some degree of uncertainty due to tax law and policy changes by the State. However, the Company cannot reasonably quantify political risk factors and thus must depend on guidance issued by current State officials.

Based on all known facts and circumstances and current tax law, the Company believes that the total amount of unrecognized tax benefits as of December 31, 2012, is not material to its results of operations, financial condition or cash flows. The Company also believes that the total amount of unrecognized tax benefits as of December 31, 2012, if recognized, would not have a material effect on its effective tax rate. The Company further believes that there are no tax positions for which it is reasonably possible, based on current Chinese tax law and policy, that the unrecognized tax benefits will significantly increase or decrease over the next 12 months producing, individually or in the aggregate, a material effect on the Company’s results of operations, financial condition or cash flows.

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company did not have any accrued interest or penalty associated with any unrecognized tax benefits, nor was any interest expense recognized for the years ended 2012, 2011 and 2010.

Since the Company intends to reinvest its earnings to further expand its businesses in the PRC, PRC subsidiaries do not intend to declare dividends to their immediate parent companies in the foreseeable future. Accordingly, the Company has not recorded any withholding tax on the cumulative amount of distributed and undistributed retained earnings. Should the Company’s PRC subsidiaries distribute all of their profits generated after December 31, 2007, the aggregate withholding tax amount would have been approximately $5.64 million, $9.32 million, and $7.71 million as of December 31, 2012, 2011 and 2010, respectively.

RESERVE AND DISTRIBUTION OF PROFIT	12 Months Ended
Dec. 31, 2012
RESERVE AND DISTRIBUTION OF PROFIT [Text Block]
14.	RESERVE AND DISTRIBUTION OF PROFIT

In accordance with relevant PRC regulations and the Articles of Association of our PRC subsidiaries, our PRC subsidiaries are required to allocate at least 10% of their annual after-tax profits determined in accordance with PRC statutory financial statements to a statutory general reserve fund until the amounts in said fund reaches 50% of their registered capital. As of December 31, 2012, the balance of general reserve is $14.53 million.

Under applicable PRC regulations, the Company may pay dividends only out of the accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. As the statutory reserve funds can only be used for specific purposes under PRC laws and regulations, the general reserves are not distributable as cash dividends.

Our after-tax profits or losses with respect to the payment of dividends out of accumulated profits and the annual appropriation of after-tax profits as calculated pursuant to PRC accounting standards and regulations do not result in significant differences as compared to after-tax earnings as presented in our financial statements. However, there are certain differences between PRC accounting standards and regulations and U.S. generally accepted accounting principles, arising from different treatment of items such as amortization of intangible assets and change in fair value of contingent consideration arising from business combinations.

EQUITY	12 Months Ended
Dec. 31, 2012
EQUITY [Text Block]
15.	EQUITY

(a) Issuance of new shares

On January 12, 2010, the Company issued 826,017 shares of common stock to certain purchasers at $12.3 per share, for the purpose of funding the Company with working capital. The purchasers also received from the Company additional warrants to purchase an aggregate of 406,504 shares of common stock at an exercise price of $12.3. The warrants expired 45 days after the initial issuance date.

On January 12, 2010 and September 25, 2010, the Company granted 106,681 and 125,000 shares, respectively of the Company’s common stocks as compensation under the Equity Incentive Plan. (see (c) below).

On January 21, 2010, warrants to purchase 20,625 shares of common stock were exercised at an exercise price of $12.3 per share.

On February 8, 2011, the Company issued 125,000 shares of common stock to eligible employees in connection with the Equity Incentive Plan (see (c) below).

On May 3, 2011, upon achievement of 2010 earn out targets, the Company issued 165,289 shares of common stock valued at $1.7 million in connection with the acquisition of Huipu.

On August 16, 2011, the Company issued a total of 925,926 shares of the Company’s common stock at a conversion price of $5.4 per share upon conversion of the $5 million shareholder’s loan.

On August 30, 2011, the Company waived the requirement for earn out targets by Huipu for fiscal years 2011 and 2012 and issued 344,353 shares of the Company’s common stock valued at $964,000 in connection with the acquisition of Huipu.

(b) Repurchase of common shares

On September 16, 2011, the Company announced a $5 million share repurchase program. The amount, timing and extent of any repurchases was dependent on market conditions, the trading price of the Company’s common stock and other factors and it was subject to restrictions relating to volume, price and timing under applicable law, including Rule 10b-18 promulgated under the Securities Exchange Act of 1934, as amended.

On March 15, 2012, the Company announced that its Board of Directors approved the termination of the share repurchase plan. At the same time, the Company chairman and CEO, Mr. Lin, entered into a new $2 million purchase plan. Mr. Lin also agreed to purchase 1,084,895 shares in a private transaction outside the purchase plan at a purchase price per share of $1.20.

Before the termination of repurchase plan, during years ended December 31, 2012 and 2011, a net total of 223,604 and 357,627 shares of the Company’s common stock were repurchased in accordance with the program at a cost of $315,577 and $684,046, respectively.

(c) Stock-based compensation

Effective September 13, 2007, the Board of Directors of the Company adopted the China Information Technology, Inc. 2007 Equity Incentive Plan (the “Plan”). The Plan provides for grants of stock options, stock appreciation rights, performance units, restricted stock, restricted stock units and performance shares. A total of 4,000,000 shares of the Company’s common stock may be issued pursuant to awards granted under the Plan.

On January 12, 2010, the Company granted eligible employees a total of 106,681 shares of the Company’s common stock as compensation under the Plan. The fair value of these shares of approximately $634,752 was based on the quoted market price was recognized as stock-based for the year ended December 31, 2010.

On September 25, 2010, the Company granted eligible employees a total of 125,000 shares of the Company’s common stock as compensation under the Plan. The fair value of these shares of approximately $1.13 million based on the quoted market price was recognized as stock-based compensation for the year ended December 31, 2010.

On February 8, 2011, the Company granted eligible employees a total of 125,000 shares of the Company’s common stock as compensation under the Plan. The fair value of these shares of approximately $1.10 million, based on the quoted market price, was accrued as of December 31, 2010 as the compensation was for services provided in 2010.

CONSOLIDATED SEGMENT DATA	12 Months Ended
Dec. 31, 2012
CONSOLIDATED SEGMENT DATA [Text Block]
16.	CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following two segments:

Selected information by segment is presented in the following tables for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Revenues (1)
IT Segment	$39,869,397	$68,281,729	$113,700,273
DT Segment	46,508,058	46,253,824	50,145,324
	$ 86,377,455	$ 114,535,553	$ 163,845,597

(1) Revenues by operating segments exclude intercompany transactions.

	2012	2011	2010
(Loss)Income from operations:
IT Segment	$(25,274,513)	$13,528,609	43,440,630
DT Segment	(59,348,773)	(3,294,203)	4,051,628
Corporate and others (2)	(1,056,627)	(707,273)	(4,928,806)
(Loss)Income from operations	(85,679,913)	9,527,133	42,563,452

Corporate other (expenses) income, net	173,138	2,478,411	2,186,563
Corporate interest income	343,289	317,190	126,459
Corporate interest expense	(4,646,818)	(2,948,406)	(1,539,407)
(Loss)Income from operations before income taxes	(89,810,304)	9,374,328	43,337,067

Income tax expense	(812,254)	(804,149)	(7,863,437)

Net (loss) income	(90,622,558)	8,570,179	35,473,630

Net lo ss ( income) attributable to the non-controlling interest	992,050	(660,781)	(1,071,626)
Net(loss) income attributable to the Company	$(89,630,508)	$7,909,398	$34,402,004

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company. Total assets by segment as of December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Non-cash employee compensation:
IT Segment	$-	$ -	$764,802
DT Segment	-	-	374,518
Corporate and others (2)	-	-	1,990,680
	$ -	$ -	$ 3,130,000

Depreciation and amortization by segment for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Depreciation and amortization:
IT Segment	$8,726,746	$7,967,090	$7,156,779
DT Segment	5,055,823	4,605,605	2,309,879
Corporate and others	42,584	38,944	42,910
	$ 13,825,153	$ 12,611,639	$ 9,509,568

	2012	2011	2010
Provisions for losses on accounts receivable:
IT Segment	$11,378,371	$3,876,572	$2,721,378
DT Segment	16,503,749	195,834	930,758
	$ 27,882,120	$ 4,072,406	$ 3,652,136

	2012	2011	2010
Inventory impairment:
IT Segment	$33,833	$647,073	$252,249
DT Segment	2,201,741	3,980,525	126,370
	$ 2,235,574	$ 4,627,598	$ 378,619

	2012	2011	2010
Long-term investment impairment:
IT Segment	$-	$1,002,755	$855,176
DT Segment	-	-	-
	$-	$ 1,002,755	$ 855,176

	2012	2011	2010
Investment in long-lived assets
IT Segment	$2,585,202	$14,902,240	$33,296,219
DT Segment	3,073,164	3,722,136	26,533,928
Corporate and others	-	2,314	-
	$ 5,658,366	$ 18,626,690	$ 59,830,147

Total assets by segment as at December 31, 2012 and 2011 are as follows:

	2012	2011
Total assets
IT Segment	$156,538,182	$205,623,157
DT Segment	130,706,354	155,559,917
Corporate and others	177,353	609,068
	$287,421,889	$361,792,142

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Text Block]
17.	COMMITMENTS AND CONTINGENCIES

iASPEC, Bocom, Zhongtian, and Geo lease offices, employee dormitories and factory space in Shenzhen, Guangzhou, Beijing Nanning and Chongqing in the PRC, under lease agreements that will expire on various dates through March 2015. For the years ended December 31, 2012, 2011 and 2010, the rent expense was approximately $415,000, $468,000 and $380,000 respectively.

Future minimum lease payments under these lease agreements are as follows:

2013	$276,899
2014	157,031
2015	4,397
Total	$438,327

On July 9, 2010, the Company entered into an agreement with the municipal government of Dongguan City, to purchase a land use right for a land of 101,764 square meters at a consideration of approximately $24.35 million (RMB153.6 million) to be paid in cash in installments. As of December 31, 2012, the Company has paid deposits of approximately $19.09 million (RMB120.26 million).

CONCENTRATIONS	12 Months Ended
Dec. 31, 2012
CONCENTRATIONS [Text Block]
18.	CONCENTRATIONS

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of trade accounts receivable. The Company extends credit to its customers in the normal course of business and generally does not require collateral. As a result, management performs ongoing credit evaluations, and the Company maintains an allowance for potential credit losses based upon its loss history and its aging analysis. As of December 31, 2012 and 2011, the allowance of doubtful accounts were approximately $29,518,000 and $9,373,000, respectively, which is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable.

Management reviews the allowance for doubtful accounts each reporting period based on a detailed analysis of accounts receivable. In the analysis, management primarily considers the age of the customer’s receivable and also considers the creditworthiness of the customer, the economic conditions of the customer’s industry, and general economic conditions and trends, among other factors. If any of these factors change, the Company may also change its original estimates, which could impact the level of the Company’s future allowance for doubtful accounts. If judgments regarding the collectability of accounts receivables were incorrect, adjustments to the allowance may be required, which would reduce profitability.

For the years ended December 31, 2012, 2011 and 2010, no customer accounted for greater than 10% revenue.

At December 31, 2012, accounts receivables were due from 346 customers. Of these, no customer accounted for over 10% of the total accounts receivable. At December 31, 2011, accounts receivable were due from 331 customers and no customer accounted for over 10% of the total accounts receivable.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Consolidation [Policy Text Block]

(a) Basis of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles. The consolidated financial statements include the accounts of the Company, its subsidiaries and its VIE for which the Company is the primary beneficiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates [Policy Text Block]

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

Economic and Political Risks [Policy Text Block]

(c) Economic and Political Risks

The majority of the Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

Cash and Cash Equivalents [Policy Text Block]

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents (Level 1).

The Company maintains its cash accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. At December 31, 2012 and 2011, approximately $10.75 million and $14.02 million, respectively was held in bank accounts in the PRC.

Restricted Cash [Policy Text Block]

(e) Restricted Cash

Restricted cash as of December 31, 2012 and 2011 consists of security deposits in bank accounts in the PRC that serve as collateral for the Company’s revolving working capital facility, which are included in short-term loans, bills payable, as well as letter of credit facilities.

Accounts Receivable, Bills Receivable and Concentration of Risk [Policy Text Block]

(f) Accounts Receivable, Bills Receivable and Concentration of Risk

The Company evaluates the creditworthiness of each customer before accepting them and continuously monitors their recoverability. If there are any indicators that the customer may not make payment, then we may consider making provision for non-collectability for that particular customer. At the same time, we may cease further sales or services to such customer. The following are some of the factors that we consider in determining whether to discontinue sales or record an allowance:

  the customer fails to comply with its payment schedule;

  the customer is in serious financial difficulty;

  a significant dispute with the customer has occurred regarding job progress or other matters;

  the customer breaches any of the contractual obligations;

  the customer appears to be financially distressed due to economic or legal factors;

  the business between the customer and the Company is not active; and

  other objective evidence which indicates non-collectability of the accounts receivable.

We consider the following factors when determining whether to permit a longer payment period or provide other concessions to customers:

  the customer’s past payment history;

  the customer’s general risk profile, including factors such as the customer’s size, age, and public or private status;

  macroeconomic conditions that may affect a customer’s ability to pay; and

  the relative importance of the customer relationship to our business.

Bills receivable represent bank undertakings that essentially guarantee payment of amounts thereunder. The undertakings are provided by banks upon receipt of collateral deposits from the Company’s customers or debtors. Bills receivable can be sold at a discount before maturity, which is typically within three months.

Accounts receivable include $73.36 million and $72.23 million of unbilled accounts receivable at December 31, 2012 and 2011, respectively. Unbilled accounts receivable consist of estimated future billings for work performed but not yet invoiced to the customer. Unbilled accounts receivable are generally invoiced upon the completion of work orders, which is estimated to be within one year.

The Company’s top five customers accounted for 22% of accounts receivable as of December 31, 2012, of which no single customer accounted for greater than 10% or more of accounts receivable. The Company’s top five customers accounted for 19% of accounts receivable as of December 31, 2011, of which no single customer accounted for greater than 10% or more of accounts receivable.

For the years ended December 31, 2012, 2011 and 2010, no single customer accounted for 10% or more of total revenue. The allowance for doubtful accounts at December 31, 2012 and 2011, totaled $29.52 million and $9.37 million respectively, representing management’s best estimate.

Accounts receivable as at December 31, 2012 and 2011 are as follows:

	December 31,	December 31,
	2012	2011
Accounts receivable - Billed	$42,154,611	$40,490,742
Accounts receivable - Unbilled	73,321,889	72,225,044
Total Accounts Receivable	115,476,500	112,715,786
Bad Debt Provision	(29,517,614)	(9,373,327)
Accounts Receivable - Net	$85,958,886	$103,342,459

The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2012 and 2011:

Balance at January 1, 2011	$6,072,644
Increase in allowance for doubtful accounts	6,169,941
Amounts recovered during current period	(3,145,062)
Foreign exchange difference	275,804
Balance at December 31, 2011	$9,373,327
Increase in allowance for doubtful accounts	24,708,326
Amounts written off as uncollectible	(4,598,552)
Amounts recovered during the year	(55,548)
Foreign exchange difference	90,061
Balance at December 31, 2012	$29,517,614

Advances to Suppliers [Policy Text Block]	(g) Advances to Suppliers Advances to suppliers represent cash deposits for the purchase of inventory items from suppliers.
Advances from Customers [Policy Text Block]	(h) Advances from Customers Advances from customers represent cash received from customers as advance payments for the purchase of the Company’s products.
Fair Value of Financial Instruments and Fair Value Measurement [Policy Text Block]

(i) Fair Value of Financial Instruments and Fair Value Measurement

 Fair Value of Financial Instruments

Management has estimated that the carrying amounts of non-related party financial instruments approximate fair values for all periods presented due to their short-term maturities. The carrying amount of long-term debt approximates fair value because of its variable interest rate. The fair value of the amounts due from (to) related parties is not practicable to estimate due to the related party nature of the underlying transactions.

Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As of December 31, 2012, goodwill, property, plant and equipment, and purchased software were measured at fair value on a non-recurring basis using level 3 inputs, which resulted in impairment on certain assets. Refer to Note 5 and Note 9 for impairment detail.

Inventories [Policy Text Block]

(j) Inventories

Inventories are valued at the lower of cost or market. Market is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs necessary to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. As of December 31, 2012 and 2011, the inventory impairment was mainly from raw materials, and results in a new cost basis for accounting purposes.

For the years ended December 31, 2012 and 2011, approximately 36% and 43%, respectively of total inventory purchases were from five unrelated suppliers. Two suppliers accounted for 22.8% of total inventory purchases in 2012 and no other suppliers accounted for greater than 10% of total inventory purchases. Two suppliers accounted for 25% of total inventory purchases in 2011 and no other suppliers accounted for greater than 10% of total inventory purchases. One supplier accounted for 10.6% of total inventory purchases in 2010 and no other suppliers accounted for greater than 10% of total purchases.

Long-term Investments [Policy Text Block]

(k) Long-term Investments

Long-term investments (level 3) are carried at cost. If a decline in the fair value of a cost method investment is determined to be other than temporary, an impairment charge is recorded and the fair value becomes the new cost basis of the investment. Management evaluates all cost method investments for impairment; however, the fair value of the cost method investments is not required to be determined unless impairment indicators are present. When impairment indicators exist, discounted cash flow analyses are generally used to estimate the fair value.

Property, plant and equipment [Policy Text Block]

(l) Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated amortization and depreciation. Amortization and depreciation is provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, plant and equipment are as follows:

Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Maintenance and repairs costs are expensed as incurred, whereas significant renewals and betterments are capitalized.

Land use rights [Policy Text Block]

(m) Land use rights

All land in the PRC is owned by the PRC government. The government in the PRC, according to the PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land under operating lease arrangements and are stated at cost less accumulated amortization and any recognized impairment loss. The cost of the land use right is amortized on a straight-line basis over the beneficial period of 46 years.

Intangible assets [Policy Text Block]

(n) Intangible assets

Intangible assets represent technology and customer base intangible assets acquired in connection with business acquisitions, and software development costs capitalized by the Company’s subsidiaries.

Intangible assets are amortized using the straight-line method over the following estimated useful lives:

Software development costs	2 - 5 years
Technology	10 - 20 years
Trademarks	20 years
Customer base	2 years

Goodwill [Policy Text Block]

(o) Goodwill

ASC 350-30-50, “Goodwill and Other Intangible Assets”, requires the testing of goodwill and indefinite-lived intangible assets for impairment at least annually. The Company tests goodwill for impairment in the fourth quarter each year or earlier if an indicator of impairment exists.

Under applicable accounting guidance, the goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of each reporting unit with its carrying amount including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed to measure potential impairment.

The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of goodwill, an impairment charge is recorded for the excess.

Long-Lived Assets [Policy Text Block]

(p) Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Determination of recoverability of assets to be held and used is determined by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

Revenue Recognition [Policy Text Block]

(q) Revenue Recognition

The Company generates its revenues primarily from three sources, (1) hardware sales, (2) software sales, and (3) system integration services. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, "Revenue Recognition", FASB ASC No. 605-35 "Construction-Type and Production-Type Contracts" ("FASB ASC 605-35"), and FASB ASC No. 605-25 “Multiple-Element Arrangements” (“FASB ASC 605-25”).

Hardware revenues are generated primarily from the sale of display technology products and are recognized only when persuasive evidence of an arrangement exists, delivery has occurred and upon receipt of customers’ acceptance, the price to the customer is fixed or determinable in accordance with the contract, and collectability is reasonably assured. Hardware sales do not include software or system integration, and are classified on the “Revenue-Products” line on the Company’s consolidated statement of (loss) income.

Software revenues are generated from fixed-price contracts which include the designing, building and development of software products, and services to customize such software to meet customers’ needs. Software development projects usually include developing software, integrating various isolated software systems into one, and testing the system. The design and build services, together with the integration of the various elements, are generally determined to be essential to the functionality of the delivered software, and accordingly revenue is recognized using the percentage of completion method of accounting in accordance with FASB ASC 605-35. The percentage of completion for each contract is estimated based on the ratio of direct labor hours incurred to total estimated direct labor hours. Software sales do not include either hardware or system integration, and are classified on the “Revenue-Software” line on the Company’s consolidated statement of (loss) income.

System integration revenues are generated from fixed-price contracts which combines both of the foregoing elements (customized software development and integration, and non-customized hardware). System integration projects usually include the purchase of hardware, developing software, and integrating various systems into one, and testing the system. Accordingly, system integration revenues contain multiple deliverables consisting of two separate units of account (1) software development and integration, and (2) hardware, both of which are clearly outlined in contracts executed with customers. Revenue from the software element is recognized using the percentage of completion method of accounting outlined above under software revenues. Revenue from the hardware element is recognized when all four revenue recognition criteria are met, as outlined above under hardware revenues, which generally occurs upon customer acceptance. The hardware component of system integration projects consists of standard products and requires only minor modification and an insignificant amount of labor to meet customers’ needs. Collectively, revenues from system integration projects are recognized using percentage of completion based on the ratio of costs incurred to total estimated costs, and are classified on the “Revenue-System integration” line on the Company’s consolidated statement of (loss) income.

The Company accounts for system integration projects in accordance with FASB ASC 605-25. To determine the selling price of each unit of account included within the system integration contracts, the Company uses vendor-specific objective evidence (VSOE) for the software component, and third-party evidence for the hardware component.

In addition, the Company provides post contract support (PCS), which includes telephone technical support that is not essential to the functionality of the software or hardware elements. Although VSOE does not exist for PCS, because (1) the PCS fees are included in the total contract amount, (2) the PCS service period is for less than one year, (3) the estimated cost of providing PCS is not significant, and (4) unspecified upgrades enhancements offered are minimal and infrequent; the Company recognizes PCS revenue after delivery and customer acceptance.

Contract periods are usually less than six months, and typical contract periods for PCS are 12 months.

Customers are billed in accordance with contract terms, which typically require partial payment at the signing of the contract, partial payment at delivery and customer acceptance dates, with the remainder due within a stated period of time not exceeding 12 months. Occasionally, the Company enters into contracts which allow a percentage of the total contract price to be paid one to three years after completion of a system integration project. Revenues on these extended payments are recognized upon completion of the terms specified in the contract and when collectability is reasonably assured.

No rights of return are allowed except for non-conforming products, which have been insignificant based on historical experiences. If nonconforming products are returned due to software issues, the Company will provide upgrades or additional customization to suit customers’ needs. In cases where non-conformity is a result of integrated hardware, the Company returns the hardware to the original vendor for replacement.

Unbilled accounts receivable consist of estimated future billings for work performed but not yet invoiced to the customer. Unbilled accounts receivable are generally invoiced within one year of completion of the work performed. Changes in estimates for revenues, costs and profits are recognized in the period in which they are determinable. When the Company’s estimates indicate that the entire contract will be performed at a loss, a provision for the entire loss is recorded in the current accounting period.

Treasury Stock [Policy Text Block]

(r) Treasury Stock

The Company repurchases its common stock from time to time in the open market and holds such shares as treasury stock. The Company applies the “cost method” and presents the cost to repurchase such shares as a reduction in shareholders’ equity. During the year ended December 31, 2012 and 2011, the Company repurchased a net total of 223,604 and 357,627 shares of common stock, respectively. No shares were repurchased in 2010.

Stock-based compensation [Policy Text Block]

(s) Stock-based compensation

The Company applies ASC No. 718, “Compensation — Stock Compensation” (formerly the SFAS No. 123 (revised 2004) “Share-based Payment”), which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

During the years ended December 31, 2012, 2011 and 2010, the Company recognized $0 million, $0 million and $3.13 million, respectively of compensation expense.

Foreign Currency Translation [Policy Text Block]

(t) Foreign Currency Translation

The functional currency of the US and BVI companies is the United States dollar. The functional currency of the Company’s Hong Kong subsidiaries is the Hong Kong dollar.

The functional currency of the Company’s wholly-owned PRC subsidiaries and its VIE is the Chinese Renminbi Yuan, (“RMB”). RMB is not freely convertible into foreign currencies. The Company’s PRC subsidiaries’ and their VIE’s financial statements are maintained in the functional currency. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet date. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective periods.

For financial reporting purposes, the financial statements of the Company have been translated into United States dollars. Assets and liabilities are translated at exchange rates at the balance sheet dates, revenue and expenses are translated at average exchange rates, and equity is translated at historical exchange rates. Any resulting translation adjustments are not included in determining net income but are included in other comprehensive income, a component of equity.

The exchange rates adopted are as follows:

	December 31,	December 31,
	2012	2011
Year end exchange rate	6.3012	6.3532
Average yearly exchange rate	6.3052	6.4533

The average yearly exchange rate adopted for the year ended December 31, 2010 was 6.7595.

No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at the rates used in translation.

Subsidy Income [Policy Text Block]

(u) Subsidy Income

Subsidy income mainly represents income received from the local governmental agency in China for development and designated activities. We have no continuing obligation under the subsidy provision.

Income Taxes [Policy Text Block]

(v) Income Taxes

Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all of, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax expense.

The Company applies the provisions of ASC No. 740 “Income Taxes” (“ASC 740”), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, and disclosure.

Segment reporting [Policy Text Block]

(w) Segment reporting

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

In connection with the changes in the Company’s business portfolio and realignment of management, management conducted a review of its operating business segments during the first quarter of 2011. The review resulted in changing the segment reporting from four to two new segments, Information Technology (“IT”), and Display Technology (“DT”).

The Company’s new segment reporting, which has been used for all periods presented, follows the organizational structure as reflected in its internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to the business segments.

The Company reports financial and operating information in the following two segments:

(a)

IT includes revenues from products and services surrounding the Company’s variety of software core competencies currently primarily in Geographic Information Systems, Digital Public Security Technologies and Hospital Information Systems. IT segment revenues are generated from the sales of software and system integration services, as well as hardware other than display products.

(b)

DT includes revenues from products and services surrounding the Company’s display technology core competencies currently primarily in Geographic Information Systems, Digital Public Security Technologies, Education and Media Solutions and consumer products. DT segment revenues are generated from sales of hardware and total solutions of hardware integrated with proprietary software and content, as well as services.

Sales, use and other value added tax [Policy Text Block]	(x) Sales, use and other value added tax Revenue is recorded net of applicable sales, use and value added tax.
Recent Accounting Pronouncements [Policy Text Block]

(y) Recent Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update (ASU) 2011-08 “Intangibles—Goodwill and Other” (Topic 350) – “Testing Goodwill for Impairment”. ASU 2011-08 provides an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is greater than its carrying amount, then performing the two-step impairment test is not required. ASU 2011-08 was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Refer to Note 5 regarding our goodwill impairment test.

Reclassifications [Policy Text Block]	(z) Reclassifications Certain amounts in the 2011 consolidated financial statements have been reclassified to conform to the current year presentation.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts receivable [Table Text Block]
	December 31,	December 31,
	2012	2011
Accounts receivable - Billed	$42,154,611	$40,490,742
Accounts receivable - Unbilled	73,321,889	72,225,044
Total Accounts Receivable	115,476,500	112,715,786
Bad Debt Provision	(29,517,614)	(9,373,327)
Accounts Receivable - Net	$85,958,886	$103,342,459

Schedule of movements in the allowance for doubtful accounts [Table Text Block]
Balance at January 1, 2011	$6,072,644
Increase in allowance for doubtful accounts	6,169,941
Amounts recovered during current period	(3,145,062)
Foreign exchange difference	275,804
Balance at December 31, 2011	$9,373,327
Increase in allowance for doubtful accounts	24,708,326
Amounts written off as uncollectible	(4,598,552)
Amounts recovered during the year	(55,548)
Foreign exchange difference	90,061
Balance at December 31, 2012	$29,517,614

Schedule of assets estimated useful lives [Table Text Block]
Office buildings	20 - 50 years
Plant and machinery	3 - 20 years
Electronics equipment, furniture and fixtures	3 - 5 years
Motor vehicles	5 years
Purchased software	3 - 10 years

Schedule of estimated useful lives of intangible assets [Table Text Block]
Software development costs	2 - 5 years
Technology	10 - 20 years
Trademarks	20 years
Customer base	2 years

Schedule of exchange rates adopted [Table Text Block]
	December 31,	December 31,
	2012	2011
Year end exchange rate	6.3012	6.3532
Average yearly exchange rate	6.3052	6.4533

EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Earnings Per Share [Table Text Block]
	2012	2011	2010
Net (loss) income attributable to the Company	$(89,630,508)	$7,909,398	$34,402,004
Weighted average outstanding shares of common stock	27,017,780	26,737,638	25,907,217
Effect of dilutive securities
Warrants	-	-	-
Contingently issuable shares	-	227,368	165,289

Earnings per share:
Basic	$(3.32)	$0.30	$1.33
Diluted	$(3.32)	$0.29	$1.32

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill [Table Text Block]
		Goodwill	Foreign
		transfer from	Exchange
	December 31,	IT to DT	rate		December 31,
	2011	segment	adjustment	Impairment	2012
IT	$26,980,194	$(2,778,979)	$258,582	$-	$24,459,797
DT	27,003,493	2,778,979	212,476	(26,832,255)	3,162,693
Total	$53,983,687	$-	$471,058	$(26,832,255)	$27,622,490

RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,
	2012	2011

Due from related companies
- Xiamen Yili Geo Information Technology Co., Ltd.	$810,982	$22,823
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	401,244	-
	$1,212,226	$22,823
Due to related companies
- Wuhan Geo Navigation and Communication Technology Co., Ltd.	$-	$593,617
Due to related parties, long-term portion
-Shareholder	$12,728	$12,624

Schedule of Revenue Related Party [Table Text Block]
	2012	2011	2010
Revenue	$860,156	$14,334	$630,975
Cost of sales	(299,295)	-	(247,892)
Gross profit	$560,861	$14,334	$383,083

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventories [Table Text Block]
	December 31,	December 31,
	2012	2011
Raw materials	$3,584,355	$5,488,149
Work in Process	240,693	4,102,102
Finished goods	4,292,975	4,327,818
Installations in process	8,679,650	8,399,191
	$16,797,673	$22,317,260

LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Investments [Table Text Block]
	December 31,	December 31,
	2012	2011
Tianhe Navigation and Communication Technology Co., Ltd. (" Tianhe ")	$1,072,446	$1,063,661
Tianditu Co., Ltd.( "Tianditu")	1,269,600	1,259,200
Xiamen Yili Geo Information Technology Co., Ltd. (" Yili ")	79,350	78,700
Hubei Information Science and Technology Co., Ltd.( " HIST")	158,700	-
	$2,580,096	$2,401,561

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,	December 31
	2012	2011
Office buildings	$8,514,301	$7,900,978
Plant and machinery	26,149,466	29,822,707
Electronic equipment, furniture and fixtures	10,799,484	10,602,803
Motor vehicles	1,020,480	1,100,810
Purchased software	55,331,553	68,460,250
	101,815,284	117,887,548

Less: accumulated depreciation	(35,545,964)	(26,726,455)
	$66,269,320	$91,161,093

LAND USE RIGHTS AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Land Use Rights [Table Text Block]
	December 31,	December 31
	2012	2011
Land use rights	$13,340,419	$2,054,259
Less: accumulated amortization	(218,056)	(97,643)
Land use rights, net	$13,122,363	$1,956,616

Schedule of Land Use Rights, Future Amortization Expense [Table Text Block]
Estimated amortization for the next five years and thereafter is as follows:
2013	303,785
2014	303,785
2015	303,785
2016	303,785
2017	303,785
Thereafter	11,603,438
Total	$13,122,363

Schedule of Intangible Assets [Table Text Block]
	December 31,	December 31
	2012	2011
Software development costs	$11,611,432	$9,489,011
Technology	7,779,315	7,715,591
Trademarks	4,489,623	4,452,846
Customer base	318,988	316,374
Sub-Total	24,199,358	21,973,822
Less: accumulated amortization	(9,782,382)	(7,593,363)
Intangible assets, net	$14,416,976	$14,380,459

Schedule of Intangible Assets, Future Amortization Expense [Table Text Block]
2013	2,046,450
2014	2,046,450
2015	2,046,450
2016	2,046,450
2017	1,638,781
Thereafter	4,592,395
Total	$14,416,976

BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2012	2011
Secured short-term loans (1)	$48,714,342	$39,177,186
Unsecured short-term loans (2)	2,063,100	-
Add: amounts due within one year under long-term loan contracts	35,604	1,806,271
Total short-term bank loans	$50,813,046	$40,983,457

Schedule of Detailed Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2012	2011
Secured by IST, Zhongtian, iASPEC, Mr. Lin and guaranteed by plants	$17,456,207	$-
Guaranteed by iASPEC	6,348,000	6,390,440
Secured by iASPEC’s trade receivables	5,014,920	2,990,600
Secured by Huipu’s trade receivables and guaranteed by IST	4,730,963	4,372,404
Guaranteed by IST	4,126,200	4,092,400
Collateralized by land and office buildings	3,332,700	14,260,441
Secured by Huipu’s trade receivables and guaranteed by the Company and Huipu	2,642,114	2,623,691
Guaranteed by Huipu	2,380,500	2,361,000
Guaranteed by the Company, CITH and Bocom	942,660	1,030,028
Secured by Geo's trade receivables and bank deposits	793,500	-
Secured by Bocom’s trade receivables and guaranteed by the Company	581,568	1,056,182
Secured by Zhongtian’s trade receivables	365,010	-
Total	$48,714,342	$39,177,186

Schedule of Long-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2012	2011
Secured long-term loans	$109,779	$1,915,795
Less: amounts due within one year under long-term loan contracts	(35,604)	(1,806,271)
Total long-term bank loans	$74,175	$109,524

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2012	2011	2010
PRC	$(88,771,964)	$8,250,896	$48,017,784
Others	(1,038,340)	1,123,432	(4,680,717)
Total income before income taxes	$(89,810,304)	$9,374,328	$43,337,067

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
Current taxes	$503,416	$2,498,523	$7,758,819
Deferred taxes	308,838	(1,694,374)	104,618
Provision for income taxes	$812,254	$804,149	$7,863,437

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(22,452,576)	$2,343,582	$10,834,267
Tax rate differential	5,224,798	(1,544,604)	(4,685,218)
Permanent differences	6,538,685	(172,271)	660,272
Increase in valuation allowance	11,271,912	197,672	-
Non-deductible tax loss	259,585	158,541	1,249,916
Other differences	(30,150)	(178,771)	(195,800)
Income tax expenses	$812,254	$804,149	$7,863,437

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2012		December 31, 2011
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$6,100,285	$-	$1,706,184	$-
Loss carry-forwards	5,047,767	-	633,796	-
Inventory valuation	768,535	-	783,633	-
Long-term investments impairment	343,496	-	340,682	-
Fixed assets	3,469,686	(196,669)	250,127	(201,081)
Salary payable	11,934	-	43,102	-
Intangible assets	-	(973,509)	92,233	(1,164,599)
Subsidy income	-	(93,245)	15,915	-
Gross deferred tax assets and liabilities	$15,741,703	$(1,263,423)	$3,865,672	$(1,365,680)

Valuation allowance	(12,903,702)	-	(633,796)	-

Total deferred tax assets and liabilities	$2,838,001	$(1,263,423)	$3,231,876	$(1,365,680)

Schedule of Deferred Tax Assets and Liabilities, Detailed [Table Text Block]
	December 31,	December 31,
	2012	2011
Current deferred tax assets	$2,297,617	$2,548,834
Current deferred tax liabilities	-	-
Long-term deferred tax assets	540,384	683,042
Long-term deferred tax liabilities	(1,263,423)	(1,365,680)
Total net deferred tax assets	$ 1,574,578	$ 1,866,196

CONSOLIDATED SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Segment Reporting Information, Revenues by Segment [Table Text Block]
	2012	2011	2010
Revenues (1)
IT Segment	$39,869,397	$68,281,729	$113,700,273
DT Segment	46,508,058	46,253,824	50,145,324
	$ 86,377,455	$ 114,535,553	$ 163,845,597

Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment [Table Text Block]
	2012	2011	2010
(Loss)Income from operations:
IT Segment	$(25,274,513)	$13,528,609	43,440,630
DT Segment	(59,348,773)	(3,294,203)	4,051,628
Corporate and others (2)	(1,056,627)	(707,273)	(4,928,806)
(Loss)Income from operations	(85,679,913)	9,527,133	42,563,452

Corporate other (expenses) income, net	173,138	2,478,411	2,186,563
Corporate interest income	343,289	317,190	126,459
Corporate interest expense	(4,646,818)	(2,948,406)	(1,539,407)
(Loss)Income from operations before income taxes	(89,810,304)	9,374,328	43,337,067

Income tax expense	(812,254)	(804,149)	(7,863,437)

Net (loss) income	(90,622,558)	8,570,179	35,473,630

Net lo ss ( income) attributable to the non-controlling interest	992,050	(660,781)	(1,071,626)
Net(loss) income attributable to the Company	$(89,630,508)	$7,909,398	$34,402,004

Schedule of Segment Reporting Information, Total Assets by Segment [Table Text Block]
	2012	2011	2010
Non-cash employee compensation:
IT Segment	$-	$ -	$764,802
DT Segment	-	-	374,518
Corporate and others (2)	-	-	1,990,680
	$ -	$ -	$ 3,130,000

Schedule of Depreciation and Amortization by Segment [Table Text Block]
	2012	2011	2010
Depreciation and amortization:
IT Segment	$8,726,746	$7,967,090	$7,156,779
DT Segment	5,055,823	4,605,605	2,309,879
Corporate and others	42,584	38,944	42,910
	$ 13,825,153	$ 12,611,639	$ 9,509,568

Schedule of Provisions for Losses on Accounts Receivable by Segment [Table Text Block]
	2012	2011	2010
Provisions for losses on accounts receivable:
IT Segment	$11,378,371	$3,876,572	$2,721,378
DT Segment	16,503,749	195,834	930,758
	$ 27,882,120	$ 4,072,406	$ 3,652,136

Schedule of Inventory Impairment by Segment [Table Text Block]
	2012	2011	2010
Inventory impairment:
IT Segment	$33,833	$647,073	$252,249
DT Segment	2,201,741	3,980,525	126,370
	$ 2,235,574	$ 4,627,598	$ 378,619

Schedule of Long-term Investment Impairment by Segment [Table Text Block]
	2012	2011	2010
Long-term investment impairment:
IT Segment	$-	$1,002,755	$855,176
DT Segment	-	-	-
	$-	$ 1,002,755	$ 855,176

Schedule of Investment in Long-lived Assets by Segment [Table Text Block]
	2012	2011	2010
Investment in long-lived assets
IT Segment	$2,585,202	$14,902,240	$33,296,219
DT Segment	3,073,164	3,722,136	26,533,928
Corporate and others	-	2,314	-
	$ 5,658,366	$ 18,626,690	$ 59,830,147

Schedule of Total Assets by Segment [Table Text Block]
	2012	2011
Total assets
IT Segment	$156,538,182	$205,623,157
DT Segment	130,706,354	155,559,917
Corporate and others	177,353	609,068
	$287,421,889	$361,792,142

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$276,899
2014	157,031
2015	4,397
Total	$438,327

ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Organization And Principal Activities 1	$ 1,800,000
Organization And Principal Activities 2	95.00%	95.00%
Organization And Principal Activities 3	1,800,000
Organization And Principal Activities 4		7,400,000
Organization And Principal Activities 5	1,100,000
Organization And Principal Activities 6	57.00%	57.00%
Organization And Principal Activities 7	52.54%	52.54%
Organization And Principal Activities 8	11.02%	11.02%
Organization And Principal Activities 9		60,000,000
Organization And Principal Activities 10	8,800,000
Organization And Principal Activities 11		79,000,000
Organization And Principal Activities 12	11,700,000
Organization And Principal Activities 13		19,200,000
Organization And Principal Activities 14	2,800,000
Organization And Principal Activities 15	100.00%	100.00%
Organization And Principal Activities 16		20,200,000
Organization And Principal Activities 17	3,100,000
Organization And Principal Activities 18		33,200,000
Organization And Principal Activities 19	5,200,000
Organization And Principal Activities 20		40,700,000
Organization And Principal Activities 21	6,400,000
Organization And Principal Activities 22		7,500,000
Organization And Principal Activities 23	1,200,000
Organization And Principal Activities 24	100.00%	100.00%
Organization And Principal Activities 25	81.65%	81.65%
Organization And Principal Activities 26	1,000,000
Organization And Principal Activities 27		40,700,000
Organization And Principal Activities 28	6,200,000
Organization And Principal Activities 29		42,500,000
Organization And Principal Activities 30	6,500,000
Organization And Principal Activities 31		1,790,000
Organization And Principal Activities 32	280,000
Organization And Principal Activities 33	81.65%	81.65%
Organization And Principal Activities 34	78.21%	78.21%
Organization And Principal Activities 35	120,000
Organization And Principal Activities 36	100.00%	100.00%
Organization And Principal Activities 37		53,980,000
Organization And Principal Activities 38	$ 8,570,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012 M Y
Summary Of Significant Accounting Policies 1	$ 11
Summary Of Significant Accounting Policies 2	14
Summary Of Significant Accounting Policies 3	73
Summary Of Significant Accounting Policies 4	72
Summary Of Significant Accounting Policies 5	22.00%
Summary Of Significant Accounting Policies 6	10.00%
Summary Of Significant Accounting Policies 7	19.00%
Summary Of Significant Accounting Policies 8	10.00%
Summary Of Significant Accounting Policies 9	10.00%
Summary Of Significant Accounting Policies 10	30
Summary Of Significant Accounting Policies 11	9
Summary Of Significant Accounting Policies 12	36.00%
Summary Of Significant Accounting Policies 13	43.00%
Summary Of Significant Accounting Policies 14	22.80%
Summary Of Significant Accounting Policies 15	10.00%
Summary Of Significant Accounting Policies 16	25.00%
Summary Of Significant Accounting Policies 17	10.00%
Summary Of Significant Accounting Policies 18	10.60%
Summary Of Significant Accounting Policies 19	10.00%
Summary Of Significant Accounting Policies 20	46
Summary Of Significant Accounting Policies 21	12
Summary Of Significant Accounting Policies 22	12
Summary Of Significant Accounting Policies 23	223,604
Summary Of Significant Accounting Policies 24	357,627
Summary Of Significant Accounting Policies 25	0
Summary Of Significant Accounting Policies 26	0
Summary Of Significant Accounting Policies 27	$ 3
Summary Of Significant Accounting Policies 28	6.7595

VARIABLE INTEREST ENTITY (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Variable Interest Entity 1		38,000,000
Variable Interest Entity 2	5,400,000
Variable Interest Entity 3	992,050
Variable Interest Entity 4	1,038,176
Variable Interest Entity 5	164,920
Variable Interest Entity 6	118,794
Variable Interest Entity 7	660,781
Variable Interest Entity 8	385,099
Variable Interest Entity 9	275,682
Variable Interest Entity 10	1,071,626
Variable Interest Entity 11	893,316
Variable Interest Entity 12	178,310
Variable Interest Entity 13	97,170,000
Variable Interest Entity 14	35,620,000
Variable Interest Entity 15	21,330,000
Variable Interest Entity 16	14,220,000
Variable Interest Entity 17	$ 7,320,000

EARNINGS (LOSS) PER SHARE (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Earnings (loss) Per Share 1	200,000

GOODWILL (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Goodwill 1	$ 2,778,979
Goodwill 2	2.00%
Goodwill 3	11.00%
Goodwill 4	8.83%
Goodwill 5	$ 26,832,255

RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions 1	8.00%
Related Party Balances And Transactions 2	9.00%
Related Party Balances And Transactions 3	$ 250,661
Related Party Balances And Transactions 4	248,653
Related Party Balances And Transactions 5	$ 110,795

LONG-TERM INVESTMENTS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Long-term Investments 1	20.00%
Long-term Investments 2	20.00%
Long-term Investments 3	$ 1,003,000
Long-term Investments 4	$ 855,000
Long-term Investments 5	8.00%
Long-term Investments 6	10.00%

PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment 1	$ 11,530,000
Property, Plant And Equipment 2	10,850,000
Property, Plant And Equipment 3	7,720,000
Property, Plant And Equipment 4	$ 11,814,000

LAND USE RIGHTS AND INTANGIBLE ASSETS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Land Use Rights And Intangible Assets 1	$ 19,090,000
Land Use Rights And Intangible Assets 2		120,260,000
Land Use Rights And Intangible Assets 3	8,680,000
Land Use Rights And Intangible Assets 4		55,160,000
Land Use Rights And Intangible Assets 5	120,000
Land Use Rights And Intangible Assets 6	44,000
Land Use Rights And Intangible Assets 7	42,000
Land Use Rights And Intangible Assets 8	2,170,000
Land Use Rights And Intangible Assets 9	1,710,000
Land Use Rights And Intangible Assets 10	$ 1,750,000

BANK LOANS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bank Loans 1	6.00%
Bank Loans 2	6.90%
Bank Loans 3	1.54%
Bank Loans 4	8.24%
Bank Loans 5	7.01%
Bank Loans 6	7.37%
Bank Loans 7	5.41%
Bank Loans 8	$ 17,620,000
Bank Loans 9	10.87
Bank Loans 10	$ 15,390,000

BILLS PAYABLE (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 M
Bills Payable 1	$ 39
Bills Payable 2	35
Bills Payable 3	5
Bills Payable 4	$ 8
Bills Payable 5	9
Bills Payable 6	9

INCOME TAXES (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 M Y
Income Taxes 1	25.00%
Income Taxes 2	15.00%
Income Taxes 3	18.00%
Income Taxes 4	20.00%
Income Taxes 5	22.00%
Income Taxes 6	24.00%
Income Taxes 7	25.00%
Income Taxes 8	15.00%
Income Taxes 9	50.00%
Income Taxes 10	12.00%
Income Taxes 11	10
Income Taxes 12	25.00%
Income Taxes 13	12
Income Taxes 14	$ 6
Income Taxes 15	9
Income Taxes 16	$ 8

RESERVE AND DISTRIBUTION OF PROFIT (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Reserve And Distribution Of Profit 1	10.00%
Reserve And Distribution Of Profit 2	50.00%
Reserve And Distribution Of Profit 3	$ 15

EQUITY (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 D
Equity 1	826,017
Equity 2	$ 12.3
Equity 3	406,504
Equity 4	$ 12.3
Equity 5	45
Equity 6	106,681
Equity 7	125,000
Equity 8	20,625
Equity 9	$ 12.3
Equity 10	125,000
Equity 11	165,289
Equity 12	1,700,000
Equity 13	925,926
Equity 14	$ 5.4
Equity 15	5,000,000
Equity 16	344,353
Equity 17	964,000
Equity 18	5,000,000
Equity 19	2,000,000
Equity 20	1,084,895
Equity 21	1.2
Equity 22	223,604
Equity 23	357,627
Equity 24	315,577
Equity 25	684,046
Equity 26	4,000,000
Equity 27	106,681
Equity 28	634,752
Equity 29	125,000
Equity 30	1,130,000
Equity 31	125,000
Equity 32	$ 1,100,000

COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Commitments And Contingencies 1	$ 415,000
Commitments And Contingencies 2	468,000
Commitments And Contingencies 3	380,000
Commitments And Contingencies 4	101,764	101,764
Commitments And Contingencies 5	24,350,000
Commitments And Contingencies 6		153,600,000
Commitments And Contingencies 7	19,090,000
Commitments And Contingencies 8		120,260,000

CONCENTRATIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Concentrations 1	$ 29,518,000
Concentrations 2	$ 9,373,000
Concentrations 3	10.00%
Concentrations 4	346
Concentrations 5	10.00%
Concentrations 6	331
Concentrations 7	10.00%

Schedule of Accounts receivable (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 42,154,611
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	40,490,742
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	73,321,889
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	72,225,044
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	115,476,500
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	112,715,786
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 7	(29,517,614)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 8	(9,373,327)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 9	85,958,886
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 10	$ 103,342,459

Schedule of movements in the allowance for doubtful accounts (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 1	$ 6,072,644
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 2	6,169,941
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 3	(3,145,062)
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 4	275,804
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 5	9,373,327
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 6	24,708,326
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 7	(4,598,552)
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 8	(55,548)
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 9	90,061
Summary Of Significant Accounting Policies Schedule Of Movements In The Allowance For Doubtful Accounts 10	$ 29,517,614

Schedule of assets estimated useful lives (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 2	20
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 2	$ 50
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 4	3
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 4	20
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 6	3
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 6	5
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 7	5
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 9	3
Summary Of Significant Accounting Policies Schedule Of Assets Estimated Useful Lives 9	$ 10

Schedule of estimated useful lives of intangible assets (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 2	2
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 2	$ 5
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 4	10
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 4	$ 20
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 5	20
Summary Of Significant Accounting Policies Schedule Of Estimated Useful Lives Of Intangible Assets 6	2

Schedule of exchange rates adopted (Details)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Exchange Rates Adopted 1	6.3012
Summary Of Significant Accounting Policies Schedule Of Exchange Rates Adopted 2	6.3532
Summary Of Significant Accounting Policies Schedule Of Exchange Rates Adopted 3	6.3052
Summary Of Significant Accounting Policies Schedule Of Exchange Rates Adopted 4	6.4533

Schedule of Earnings Per Share (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Earnings (loss) Per Share Schedule Of Earnings Per Share 1	$ (89,630,508)
Earnings (loss) Per Share Schedule Of Earnings Per Share 2	7,909,398
Earnings (loss) Per Share Schedule Of Earnings Per Share 3	34,402,004
Earnings (loss) Per Share Schedule Of Earnings Per Share 4	27,017,780
Earnings (loss) Per Share Schedule Of Earnings Per Share 5	26,737,638
Earnings (loss) Per Share Schedule Of Earnings Per Share 6	25,907,217
Earnings (loss) Per Share Schedule Of Earnings Per Share 7	0
Earnings (loss) Per Share Schedule Of Earnings Per Share 8	0
Earnings (loss) Per Share Schedule Of Earnings Per Share 9	0
Earnings (loss) Per Share Schedule Of Earnings Per Share 10	0
Earnings (loss) Per Share Schedule Of Earnings Per Share 11	227,368
Earnings (loss) Per Share Schedule Of Earnings Per Share 12	$ 165,289
Earnings (loss) Per Share Schedule Of Earnings Per Share 13	(3.32)
Earnings (loss) Per Share Schedule Of Earnings Per Share 14	0.3
Earnings (loss) Per Share Schedule Of Earnings Per Share 15	1.33
Earnings (loss) Per Share Schedule Of Earnings Per Share 16	(3.32)
Earnings (loss) Per Share Schedule Of Earnings Per Share 17	0.29
Earnings (loss) Per Share Schedule Of Earnings Per Share 18	1.32

Schedule of Goodwill (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Goodwill Schedule Of Goodwill 1	$ 26,980,194
Goodwill Schedule Of Goodwill 2	(2,778,979)
Goodwill Schedule Of Goodwill 3	258,582
Goodwill Schedule Of Goodwill 4	0
Goodwill Schedule Of Goodwill 5	24,459,797
Goodwill Schedule Of Goodwill 6	27,003,493
Goodwill Schedule Of Goodwill 7	2,778,979
Goodwill Schedule Of Goodwill 8	212,476
Goodwill Schedule Of Goodwill 9	(26,832,255)
Goodwill Schedule Of Goodwill 10	3,162,693
Goodwill Schedule Of Goodwill 11	53,983,687
Goodwill Schedule Of Goodwill 12	0
Goodwill Schedule Of Goodwill 13	471,058
Goodwill Schedule Of Goodwill 14	(26,832,255)
Goodwill Schedule Of Goodwill 15	$ 27,622,490

Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions Schedule Of Related Party Transactions 1	$ 810,982
Related Party Balances And Transactions Schedule Of Related Party Transactions 2	22,823
Related Party Balances And Transactions Schedule Of Related Party Transactions 3	401,244
Related Party Balances And Transactions Schedule Of Related Party Transactions 4	0
Related Party Balances And Transactions Schedule Of Related Party Transactions 5	1,212,226
Related Party Balances And Transactions Schedule Of Related Party Transactions 6	22,823
Related Party Balances And Transactions Schedule Of Related Party Transactions 7	0
Related Party Balances And Transactions Schedule Of Related Party Transactions 8	593,617
Related Party Balances And Transactions Schedule Of Related Party Transactions 9	12,728
Related Party Balances And Transactions Schedule Of Related Party Transactions 10	$ 12,624

Schedule of Revenue Related Party (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions Schedule Of Revenue Related Party 1	$ 860,156
Related Party Balances And Transactions Schedule Of Revenue Related Party 2	14,334
Related Party Balances And Transactions Schedule Of Revenue Related Party 3	630,975
Related Party Balances And Transactions Schedule Of Revenue Related Party 4	(299,295)
Related Party Balances And Transactions Schedule Of Revenue Related Party 5	0
Related Party Balances And Transactions Schedule Of Revenue Related Party 6	(247,892)
Related Party Balances And Transactions Schedule Of Revenue Related Party 7	560,861
Related Party Balances And Transactions Schedule Of Revenue Related Party 8	14,334
Related Party Balances And Transactions Schedule Of Revenue Related Party 9	$ 383,083

Schedule of Inventories (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Inventories Schedule Of Inventories 1	$ 3,584,355
Inventories Schedule Of Inventories 2	5,488,149
Inventories Schedule Of Inventories 3	240,693
Inventories Schedule Of Inventories 4	4,102,102
Inventories Schedule Of Inventories 5	4,292,975
Inventories Schedule Of Inventories 6	4,327,818
Inventories Schedule Of Inventories 7	8,679,650
Inventories Schedule Of Inventories 8	8,399,191
Inventories Schedule Of Inventories 9	16,797,673
Inventories Schedule Of Inventories 10	$ 22,317,260

Schedule of Long-Term Investments (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Long-term Investments Schedule Of Long-term Investments 1	$ 1,072,446
Long-term Investments Schedule Of Long-term Investments 2	1,063,661
Long-term Investments Schedule Of Long-term Investments 3	1,269,600
Long-term Investments Schedule Of Long-term Investments 4	1,259,200
Long-term Investments Schedule Of Long-term Investments 5	79,350
Long-term Investments Schedule Of Long-term Investments 6	78,700
Long-term Investments Schedule Of Long-term Investments 7	158,700
Long-term Investments Schedule Of Long-term Investments 8	0
Long-term Investments Schedule Of Long-term Investments 9	2,580,096
Long-term Investments Schedule Of Long-term Investments 10	$ 2,401,561

Schedule of Property, Plant and Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 8,514,301
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	7,900,978
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	26,149,466
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	29,822,707
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	10,799,484
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	10,602,803
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	1,020,480
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	1,100,810
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	55,331,553
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	68,460,250
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	101,815,284
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	117,887,548
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	(35,545,964)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	(26,726,455)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	66,269,320
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	$ 91,161,093

Schedule of Land Use Rights (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 1	$ 13,340,419
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 2	2,054,259
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 3	(218,056)
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 4	(97,643)
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 5	13,122,363
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 6	$ 1,956,616

Schedule of Land Use Rights, Future Amortization Expense (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 1	$ 303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 2	303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 3	303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 4	303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 5	303,785
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 6	11,603,438
Land Use Rights And Intangible Assets Schedule Of Land Use Rights, Future Amortization Expense 7	$ 13,122,363

Schedule of Intangible Assets (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 1	$ 11,611,432
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 2	9,489,011
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 3	7,779,315
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 4	7,715,591
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 5	4,489,623
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 6	4,452,846
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 7	318,988
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 8	316,374
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 9	24,199,358
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 10	21,973,822
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 11	(9,782,382)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 12	(7,593,363)
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 13	14,416,976
Land Use Rights And Intangible Assets Schedule Of Intangible Assets 14	$ 14,380,459

Schedule of Intangible Assets, Future Amortization Expense (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 1	$ 2,046,450
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 2	2,046,450
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 3	2,046,450
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 4	2,046,450
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 5	1,638,781
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 6	4,592,395
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 7	$ 14,416,976

Schedule of Short-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bank Loans Schedule Of Short-term Bank Debt 1	$ 48,714,342
Bank Loans Schedule Of Short-term Bank Debt 2	39,177,186
Bank Loans Schedule Of Short-term Bank Debt 3	2,063,100
Bank Loans Schedule Of Short-term Bank Debt 4	0
Bank Loans Schedule Of Short-term Bank Debt 5	35,604
Bank Loans Schedule Of Short-term Bank Debt 6	1,806,271
Bank Loans Schedule Of Short-term Bank Debt 7	50,813,046
Bank Loans Schedule Of Short-term Bank Debt 8	$ 40,983,457

Schedule of Detailed Short-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bank Loans Schedule Of Detailed Short-term Bank Debt 1	$ 17,456,207
Bank Loans Schedule Of Detailed Short-term Bank Debt 2	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 3	6,348,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 4	6,390,440
Bank Loans Schedule Of Detailed Short-term Bank Debt 5	5,014,920
Bank Loans Schedule Of Detailed Short-term Bank Debt 6	2,990,600
Bank Loans Schedule Of Detailed Short-term Bank Debt 7	4,730,963
Bank Loans Schedule Of Detailed Short-term Bank Debt 8	4,372,404
Bank Loans Schedule Of Detailed Short-term Bank Debt 9	4,126,200
Bank Loans Schedule Of Detailed Short-term Bank Debt 10	4,092,400
Bank Loans Schedule Of Detailed Short-term Bank Debt 11	3,332,700
Bank Loans Schedule Of Detailed Short-term Bank Debt 12	14,260,441
Bank Loans Schedule Of Detailed Short-term Bank Debt 13	2,642,114
Bank Loans Schedule Of Detailed Short-term Bank Debt 14	2,623,691
Bank Loans Schedule Of Detailed Short-term Bank Debt 15	2,380,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 16	2,361,000
Bank Loans Schedule Of Detailed Short-term Bank Debt 17	942,660
Bank Loans Schedule Of Detailed Short-term Bank Debt 18	1,030,028
Bank Loans Schedule Of Detailed Short-term Bank Debt 19	793,500
Bank Loans Schedule Of Detailed Short-term Bank Debt 20	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 21	581,568
Bank Loans Schedule Of Detailed Short-term Bank Debt 22	1,056,182
Bank Loans Schedule Of Detailed Short-term Bank Debt 23	365,010
Bank Loans Schedule Of Detailed Short-term Bank Debt 24	0
Bank Loans Schedule Of Detailed Short-term Bank Debt 25	48,714,342
Bank Loans Schedule Of Detailed Short-term Bank Debt 26	$ 39,177,186

Schedule of Long-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bank Loans Schedule Of Long-term Bank Debt 1	$ 109,779
Bank Loans Schedule Of Long-term Bank Debt 2	1,915,795
Bank Loans Schedule Of Long-term Bank Debt 3	(35,604)
Bank Loans Schedule Of Long-term Bank Debt 4	(1,806,271)
Bank Loans Schedule Of Long-term Bank Debt 5	74,175
Bank Loans Schedule Of Long-term Bank Debt 6	$ 109,524

Schedule of Income before Income Tax, Domestic and Foreign (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 1	$ (88,771,964)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 2	8,250,896
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 3	48,017,784
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 4	(1,038,340)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 5	1,123,432
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 6	(4,680,717)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 7	(89,810,304)
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 8	9,374,328
Income Taxes Schedule Of Income Before Income Tax, Domestic And Foreign 9	$ 43,337,067

Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ 503,416
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	2,498,523
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	7,758,819
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	308,838
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	(1,694,374)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	104,618
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	812,254
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	804,149
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	$ 7,863,437

Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	$ (22,452,576)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	2,343,582
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	10,834,267
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	5,224,798
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	(1,544,604)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	(4,685,218)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	6,538,685
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	(172,271)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	660,272
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	11,271,912
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	197,672
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	259,585
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	158,541
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	1,249,916
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	(30,150)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	(178,771)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	(195,800)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	812,254
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	804,149
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 24	$ 7,863,437

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 6,100,285
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	1,706,184
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	5,047,767
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	633,796
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	768,535
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	783,633
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	343,496
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	340,682
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 17	3,469,686
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 18	(196,669)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 19	250,127
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 20	(201,081)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 21	11,934
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 22	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 23	43,102
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 24	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 25	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 26	(973,509)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 27	92,233
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 28	(1,164,599)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 29	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 30	(93,245)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 31	15,915
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 32	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 33	15,741,703
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 34	(1,263,423)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 35	3,865,672
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 36	(1,365,680)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 37	(12,903,702)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 38	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 39	(633,796)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 40	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 41	2,838,001
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 42	(1,263,423)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 43	3,231,876
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 44	$ (1,365,680)

Schedule of Deferred Tax Assets and Liabilities, Detailed (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 1	$ 2,297,617
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 2	2,548,834
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 3	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 4	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 5	540,384
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 6	683,042
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 7	(1,263,423)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 8	(1,365,680)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 9	1,574,578
Income Taxes Schedule Of Deferred Tax Assets And Liabilities, Detailed 10	$ 1,866,196

Schedule of Segment Reporting Information, Revenues by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 1	$ 39,869,397
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 2	68,281,729
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 3	113,700,273
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 4	46,508,058
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 5	46,253,824
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 6	50,145,324
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 7	86,377,455
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 8	114,535,553
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 9	$ 163,845,597

Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 1	$ (25,274,513)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 2	13,528,609
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 3	43,440,630
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 4	(59,348,773)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 5	(3,294,203)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 6	4,051,628
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 7	(1,056,627)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 8	(707,273)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 9	(4,928,806)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 10	(85,679,913)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 11	9,527,133
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 12	42,563,452
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 13	173,138
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 14	2,478,411
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 15	2,186,563
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 16	343,289
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 17	317,190
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 18	126,459
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 19	(4,646,818)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 20	(2,948,406)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 21	(1,539,407)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 22	(89,810,304)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 23	9,374,328
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 24	43,337,067
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 25	(812,254)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 26	(804,149)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 27	(7,863,437)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 28	(90,622,558)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 29	8,570,179
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 30	35,473,630
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 31	992,050
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 32	(660,781)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 33	(1,071,626)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 34	(89,630,508)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 35	7,909,398
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 36	$ 34,402,004

Schedule of Segment Reporting Information, Total Assets by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 1	$ 0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 2	764,802
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 3	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 4	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 5	374,518
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 6	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 7	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 8	1,990,680
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 9	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 10	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 11	$ 3,130,000

Schedule of Depreciation and Amortization by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 1	$ 8,726,746
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 2	7,967,090
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 3	7,156,779
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 4	5,055,823
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 5	4,605,605
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 6	2,309,879
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 7	42,584
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 8	38,944
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 9	42,910
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 10	13,825,153
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 11	12,611,639
Consolidated Segment Data Schedule Of Depreciation And Amortization By Segment 12	$ 9,509,568

Schedule of Provisions for Losses on Accounts Receivable by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 1	$ 11,378,371
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 2	3,876,572
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 3	2,721,378
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 4	16,503,749
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 5	195,834
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 6	930,758
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 7	27,882,120
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 8	4,072,406
Consolidated Segment Data Schedule Of Provisions For Losses On Accounts Receivable By Segment 9	$ 3,652,136

Schedule of Inventory Impairment by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 1	$ 33,833
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 2	647,073
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 3	252,249
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 4	2,201,741
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 5	3,980,525
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 6	126,370
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 7	2,235,574
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 8	4,627,598
Consolidated Segment Data Schedule Of Inventory Impairment By Segment 9	$ 378,619

Schedule of Long-term Investment Impairment by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 1	$ 0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 2	1,002,755
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 3	855,176
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 4	0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 5	0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 6	0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 7	0
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 8	1,002,755
Consolidated Segment Data Schedule Of Long-term Investment Impairment By Segment 9	$ 855,176

Schedule of Investment in Long-lived Assets by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 1	$ 2,585,202
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 2	14,902,240
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 3	33,296,219
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 4	3,073,164
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 5	3,722,136
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 6	26,533,928
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 7	0
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 8	2,314
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 9	0
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 10	5,658,366
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 11	18,626,690
Consolidated Segment Data Schedule Of Investment In Long-lived Assets By Segment 12	$ 59,830,147

Schedule of Total Assets by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Consolidated Segment Data Schedule Of Total Assets By Segment 1	$ 156,538,182
Consolidated Segment Data Schedule Of Total Assets By Segment 2	205,623,157
Consolidated Segment Data Schedule Of Total Assets By Segment 3	130,706,354
Consolidated Segment Data Schedule Of Total Assets By Segment 4	155,559,917
Consolidated Segment Data Schedule Of Total Assets By Segment 5	177,353
Consolidated Segment Data Schedule Of Total Assets By Segment 6	609,068
Consolidated Segment Data Schedule Of Total Assets By Segment 7	287,421,889
Consolidated Segment Data Schedule Of Total Assets By Segment 8	$ 361,792,142

Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Leases 1	$ 276,899
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Leases 2	157,031
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Leases 3	4,397
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Leases 4	$ 438,327